UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2741

Fidelity Court Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2005

Item 1. Reports to Stockholders

Fidelity® Connecticut Municipal Income Fund (formerly Spartan® Connecticut Municipal Income Fund) and Fidelity Connecticut Municipal Money Market Fund

Annual Report November 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to
		shareholders
Shareholder Expense	5	An example of shareholder expenses.
Example
Fidelity Connecticut Municipal Income Fund
Performance	7	How the fund has done over time.
Management’s Discussion	8	The manager’s review of fund
		performance, strategy and outlook.
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s
		investments with their market values.
Financial Statements	16	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes/	20	A summary of major shifts in the fund’s
Performance		investments over the past six months
		and one year, and performance
		information.
Investments	21	A complete list of the fund’s
		investments.
Financial Statements	28	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	32	Notes to the Financial Statements
Report of Independent	38
Registered Public
Accounting Firm
Trustees and Officers	39
Distributions	51
Board Approval of	52
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	June 1, 2005
	Account Value	Account Value	to November 30,
	June 1, 2005	November 30, 2005	2005
Fidelity Connecticut Municipal
Income Fund
Actual	$1,000.00	$999.80	$2.41
HypotheticalA	$1,000.00	$1,022.66	$2.43
Fidelity Connecticut Municipal
Money Market Fund
Actual	$1,000.00	$1,010.50	$2.42
HypotheticalA	$1,000.00	$1,022.66	$2.43

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Connecticut Municipal Income Fund	48%
Fidelity Connecticut Municipal Money Market Fund	48%

Annual Report

6

Fidelity Connecticut Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended November 30, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® CT Municipal Income	2.72%	5.46%	5.31%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Connecticut Municipal Income Fund on November 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

7 Annual Report

Management’s Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Connecticut Municipal Income Fund

Municipal bonds were one of the best performing debt instruments during the year ending November 30, 2005. Munis withstood higher short term interest rates and inflation fears much better than taxable bonds. The Federal Reserve Board hiked short term interest rates eight times during the period, responding to fears about a possible spike in inflation. The tighter monetary policy tempered bond performance, while also leading to a consider able flattening of the yield curve. As short term Treasury and municipal yields continued to rise, longer dated issues saw their yields fall or remain steady, sparking concerns about a possible inversion in the curve. The lower long term rates drove heavy muni issuance, but demand was able to keep up for the most part. The improved creditworthiness of many issuers also boosted muni performance, as the general uptick in the economy helped bolster their attractiveness. Against this backdrop, the Lehman Brothers® Municipal Bond Index rose 3.88% . In comparison, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.40% .

For the 12 months ending November 30, 2005, the fund returned 2.72% . During the same period, the LipperSM Connecticut Municipal Debt Funds Average gained 2.89% and the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index rose 3.21% . Although Connecticut’s municipal market was helped by improving creditworthiness for many issuers, it modestly lagged other state muni markets due to its comparatively high credit quality during a period in which lower quality securities performed better. My emphasis on high quality securities was even more pronounced, causing the fund to underperform the Lehman Brothers index and, I suspect, the Lipper peer group average. Among the fund’s high quality holdings were bonds issued in Puerto Rico — mostly insured or U.S. government backed securities — which are free from state taxes in all 50 states and offered what I felt were better values in some cases than bonds issued in Connecticut. Working in the fund’s favor was its large stake relative to the index in bonds that were prerefunded during the period, a process that helped boost the bonds’ returns.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

8 8

Fidelity Connecticut Municipal Income Fund
Investment Changes

Top Five Sectors as of November 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Escrowed/Pre Refunded	28.2	28.5
General Obligations	23.1	25.6
Special Tax	14.1	12.6
Health Care	8.8	8.4
Education	7.2	7.4
Average Years to Maturity as of November 30, 2005
		6 months ago
Years	12.4	12.4

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of November	30, 2005
			6 months ago
Years		6.1	6.2

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Fidelity Connecticut Municipal Income Fund

Investments November 30, 2005

Showing Percentage of Net Assets
Municipal Bonds 98.6%
	Principal	Value
	Amount	(Note 1)
Connecticut – 85.5%
Branford Gen. Oblig.:
5.25% 5/15/13 (MBIA Insured)	$500,000	$544,785
7% 6/15/08 (FGIC Insured)	500,000	544,760
7% 6/15/09 (FGIC Insured)	500,000	560,770
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @
100) (c)	3,290,000	3,588,074
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @
100) (c)	2,305,000	2,513,833
5.375% 8/15/15 (Pre-Refunded to 8/15/11 @
100) (c)	1,070,000	1,166,942
5.375% 8/15/16 (Pre-Refunded to 8/15/11 @
100) (c)	2,000,000	2,181,200
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,249,150
Series A:
5.25% 8/15/16 (MBIA Insured)	1,320,000	1,438,061
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (c)	1,700,000	1,895,483
6% 7/15/12 (Pre-Refunded to 7/15/10 @ 101) (c)	5,830,000	6,500,392
6.125% 7/15/15 (Pre-Refunded to 7/15/10 @
101) (c)	6,235,000	6,984,883
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15
(FSA Insured)	1,705,000	1,829,704
Connecticut Arpt. Rev. (Bradley Int’l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (b)	5,750,000	5,866,208
5.25% 10/1/09 (FGIC Insured) (b)	2,100,000	2,209,557
5.25% 10/1/10 (FGIC Insured) (b)	3,390,000	3,593,807
5.25% 10/1/11 (FGIC Insured) (b)	4,150,000	4,423,485
5.25% 10/1/12 (FGIC Insured) (b)	4,075,000	4,341,709
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,697,800
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.)
Series A, 6% 11/15/09	1,525,000	1,663,119
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport
Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (b)	3,000,000	3,150,570
Connecticut Gen. Oblig.:
Series 1999 B, 5.875% 11/1/16 (Pre-Refunded to
11/1/11 @ 100) (c)	4,550,000	4,975,607
Series 2000 B, 5.5% 6/15/19 (Pre-Refunded to
6/15/10 @ 100) (c)	2,185,000	2,354,163
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @
100) (c)	3,215,000	3,466,284

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Connecticut Gen. Oblig.: – continued
Series 2001 D:
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @
100) (c)	$5,995,000	$6,463,569
Series 2002 D, 5.375% 11/15/21	5,000,000	5,432,100
Series 2003 E, 5.25% 8/15/17 (FGIC Insured)	3,295,000	3,574,350
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,369,500
Series B:
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @
100) (c)	6,325,000	6,833,783
5.375% 6/15/14 (Pre-Refunded to 6/15/11 @
100) (c)	3,730,000	4,030,041
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @
100) (c)	8,840,000	9,551,090
5.5% 6/15/17 (Pre-Refunded to 6/15/12 @
100) (c)	7,815,000	8,657,535
5.5% 11/1/17 (Pre-Refunded to 11/1/11 @
100) (c)	1,500,000	1,619,955
5.75% 11/1/10 (Pre-Refunded to 11/1/09 @
101) (c)	1,000,000	1,089,020
5.75% 6/15/12 (Pre-Refunded to 6/15/10 @
100) (c)	1,500,000	1,641,480
Series D:
5.375% 11/15/16 (Pre-Refunded to 11/15/12 @
100) (c)	8,595,000	9,480,457
5.375% 11/15/18 (Pre-Refunded to 11/15/12 @
100) (c)	5,000,000	5,515,100
5.375% 11/15/20	2,435,000	2,648,525
Series E, 6% 3/15/12 (Escrowed to Maturity) (c)	35,000	39,575
5.25% 6/1/18 (AMBAC Insured)	3,150,000	3,498,044
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.)
Series 2003 A, 5% 10/1/17	2,000,000	2,128,940
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25
(AMBAC Insured)	4,695,000	5,022,852
(Eastern Connecticut Health Network Proj.) 5.125%
7/1/30	1,500,000	1,537,005
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26
(MBIA Insured)	6,230,000	6,434,967
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,480,000	2,565,833
5.2% 8/1/38	4,190,000	4,343,773

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Fidelity Connecticut Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Connecticut Health & Edl. Facilities Auth. Rev.: -
continued
(Loomis Chaffee School Proj.):
Series D, 5.25% 7/1/31 (Pre-Refunded to 7/1/11
@ 101) (c)	$2,005,000	$2,187,074
Series E, 5% 7/1/25	1,000,000	1,038,520
5.5% 7/1/26 (MBIA Insured)	610,000	623,200
5.5% 7/1/26 (Pre-Refunded to 7/1/06 @ 101) (c) .	820,000	838,876
(Lutheran Gen. Health Care Sys. Proj.) 7.375%
7/1/19 (Escrowed to Maturity) (c)	3,075,000	3,740,430
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24
(AMBAC Insured)	1,940,000	1,963,959
(Sacred Heart Univ. Proj.) Series C, 6% 7/1/06
(Escrowed to Maturity) (c)	190,000	192,879
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,438,841
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,749,171
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,671,094
(Veterans Memorial Med. Ctr. Proj.) Series A, 5.5%
7/1/26 (MBIA Insured)	3,770,000	3,887,699
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,547,820
Series X1, 5% 7/1/42	13,515,000	13,935,317
5.25% 7/1/30 (AMBAC Insured)	1,950,000	2,175,362
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.
(Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (b)	375,000	374,723
Connecticut Resource Recovery Auth. Resource Recovery
Rev.:
(Bridgeport Resco Co. LP Proj.) 5.5% 1/1/08 (MBIA
Insured)	1,000,000	1,041,450
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (b)	3,000,000	3,139,950
5.5% 11/15/09 (MBIA Insured) (b)	2,000,000	2,122,080
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,141,260
5% 7/1/23 (AMBAC Insured)	3,260,000	3,432,193
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @
100) (c)	3,785,000	4,168,004
5.375% 7/1/18 (Pre-Refunded to 7/1/12 @
100) (c)	2,000,000	2,202,380
7.125% 6/1/10	3,550,000	3,957,895

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
– continued
Series B:
5% 1/1/15 (FGIC Insured)	$8,910,000	$9,576,468
5.25% 7/1/16 (AMBAC Insured)	4,510,000	4,992,029
6.125% 9/1/12	7,115,000	7,964,389
6.15% 9/1/09	5,000,000	5,456,600
6.5% 10/1/10	3,400,000	3,823,096
6.5% 10/1/12	7,100,000	8,228,190
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	1,994,773
Greater New Haven Wtr. Poll. Cont. Auth. Reg’l. Wastewtr.
Sys. Rev. Series A, 5% 8/15/35 (MBIA Insured)	1,000,000	1,039,710
Hartford Gen. Oblig.:
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,807,678
5% 9/1/22 (MBIA Insured)	1,700,000	1,793,772
Series A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,471,998
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.)
Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,399,294
5% 6/15/17 (AMBAC Insured) (b)	775,000	808,271
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,555,000	3,938,122
7.4% 9/1/07 (MBIA Insured)	370,000	395,663
7.4% 9/1/08 (MBIA Insured)	370,000	409,594
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,195,640
6% 2/1/12 (MBIA Insured)	400,000	452,324
7% 4/1/07 (MBIA Insured)	580,000	607,968
7% 4/1/08 (MBIA Insured)	580,000	627,827
New Haven Air Rights Parking Facility Rev. 5.375%
12/1/11 (AMBAC Insured)	1,165,000	1,276,164
New Haven Gen. Oblig.:
Series B, 5.125% 11/1/16 (MBIA Insured)	4,000,000	4,319,600
5% 2/1/14 (MBIA Insured)	2,080,000	2,247,482
5% 2/1/15 (MBIA Insured)	1,705,000	1,846,788
5% 2/1/20 (MBIA Insured)	2,430,000	2,576,359
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,114,001
5% 1/15/16 (AMBAC Insured)	1,025,000	1,112,176
5% 1/15/17 (AMBAC Insured)	1,025,000	1,115,221

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Fidelity Connecticut Municipal Income Fund
Investments continued

Municipal Bonds continued
		Principal	Value
		Amount	(Note 1)
Connecticut – continued
North Thompsonville Fire District #10:
6.75% 6/1/07 (MBIA Insured)		$180,000	$ 189,085
6.75% 6/1/08 (MBIA Insured)		190,000	205,633
South Central Reg’l. Wtr. Auth. Wtr. Sys. Rev. Series
18B1, 5% 8/1/28 (MBIA Insured)		4,655,000	4,871,039
Stamford Gen. Oblig.:
5.25% 7/15/12		2,810,000	2,939,457
5.25% 7/15/14		6,565,000	7,179,681
5.25% 7/15/15		3,000,000	3,268,500
5.25% 2/1/21 (Pre-Refunded to 2/1/14 @ 100) (c)	.	1,045,000	1,148,821
5.25% 2/1/24 (Pre-Refunded to 2/1/14 @ 100) (c)	.	1,070,000	1,176,305
5.5% 7/15/13		2,675,000	2,956,624
5.5% 7/15/14		1,250,000	1,375,450
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts.
Proj.) 4.75%, tender 12/1/08 (a)(b)		6,000,000	6,091,740
Stratford Gen. Oblig. 7% 6/15/08 (FGIC Insured)		500,000	544,760
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)		1,100,000	1,169,245
Univ. of Connecticut Series A:
5% 1/15/17 (MBIA Insured)		2,000,000	2,134,440
5.375% 4/1/19		2,230,000	2,415,202
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)		1,060,000	1,138,217
West Hartford Gen. Oblig. Series A:
5% 1/15/14		1,135,000	1,234,222
5% 1/15/15		1,135,000	1,226,390
5% 1/15/16		1,135,000	1,221,226
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)		2,480,000	2,694,049
			371,559,300

Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.
5.875% 7/1/35		300,000	309,630
Puerto Rico 13.0%
Puerto Rico Commonwealth Gen. Oblig.:
Series A, 5.5% 7/1/18 (MBIA Insured)		1,820,000	2,064,462
Series B, 5.5% 7/1/12 (FGIC Insured)		3,500,000	3,868,760
5.75% 7/1/26 (Pre-Refunded to 7/1/10 @ 100) (c)	.	3,700,000	4,035,775
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)		2,750,000	2,885,823
Series Y, 5.5% 7/1/36 (FSA Insured)		1,500,000	1,652,925

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	$3,640,000	$ 3,945,978
5.5% 10/1/40 (Escrowed to Maturity) (c)	7,215,000	7,771,782
Series C, 5.5% 7/1/17 (AMBAC Insured)	6,000,000	6,785,400
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	13,235,000	14,121,606
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,517,950
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,425,801
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	903,264
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23
(FSA Insured)	1,250,000	1,337,575
		56,317,101

TOTAL INVESTMENT PORTFOLIO 98.6%
(Cost $414,519,644)		428,186,031

NET OTHER ASSETS – 1.4%		6,297,264
NET ASSETS 100%		$ 434,483,295

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

Escrowed/Pre Refunded	28.2%
General Obligations	23.1%
Special Tax	14.1%
Health Care	8.8%
Education	7.2%
Electric Utilities	5.0%
Others* (individually less than 5%)	13.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities
		November 30, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $414,519,644)		$428,186,031
Cash		885,318
Receivable for fund shares sold		23,791
Interest receivable		6,767,719
Prepaid expenses		2,383
Other receivables		1,252
Total assets		435,866,494

Liabilities
Payable for investments purchased	$309,618
Payable for fund shares redeemed	455,923
Distributions payable	412,618
Accrued management fee	134,800
Other affiliated payables	35,178
Other payables and accrued expenses	35,062
Total liabilities		1,383,199

Net Assets		$434,483,295
Net Assets consist of:
Paid in capital		$416,520,528
Distributions in excess of net investment income		(2,721)
Accumulated undistributed net realized gain (loss) on
investments		4,299,101
Net unrealized appreciation (depreciation) on
investments		13,666,387
Net Assets, for 37,916,863 shares outstanding		$434,483,295
Net Asset Value, offering price and redemption price per
share ($434,483,295 ÷ 37,916,863 shares)		$11.46

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Statement of Operations
	Year ended November 30, 2005

Investment Income
Interest		$ 19,436,890

Expenses
Management fee	$1,636,260
Transfer agent fees	295,391
Accounting fees and expenses	109,502
Independent trustees’ compensation	2,052
Custodian fees and expenses	7,192
Registration fees	19,659
Audit	47,556
Legal	2,210
Miscellaneous	5,671
Total expenses before reductions	2,125,493
Expense reductions	(54,470)	2,071,023

Net investment income		17,365,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,331,246
Futures contracts	146,748
Swap agreements	199,413
Total net realized gain (loss)		4,677,407
Change in net unrealized appreciation (depreciation) on:
Investment securities	(10,403,599)
Swap agreements	(133,952)
Total change in net unrealized appreciation
(depreciation)		(10,537,551)
Net gain (loss)		(5,860,144)
Net increase (decrease) in net assets resulting from
operations		$ 11,505,723

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Fidelity Connecticut Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	November 30,	November 30,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$17,365,867	$17,409,978
Net realized gain (loss)	4,677,407	3,052,825
Change in net unrealized appreciation (depreciation) .	(10,537,551)	(7,808,780)
Net increase (decrease) in net assets resulting
from operations	11,505,723	12,654,023
Distributions to shareholders from net investment income .	(17,318,110)	(17,426,240)
Distributions to shareholders from net realized gain	(2,741,730)	(4,217,325)
Total distributions	(20,059,840)	(21,643,565)
Share transactions
Proceeds from sales of shares	66,228,118	60,136,231
Reinvestment of distributions	14,391,152	15,389,096
Cost of shares redeemed	(64,366,400)	(78,289,137)
Net increase (decrease) in net assets resulting from
share transactions	16,252,870	(2,763,810)
Redemption fees	1,512	2,027
Total increase (decrease) in net assets	7,700,265	(11,751,325)

Net Assets
Beginning of period	426,783,030	438,534,355
End of period (including distributions in excess of net
investment income of $2,721 and undistributed net
investment income of $63,830, respectively)	$434,483,295	$426,783,030

Other Information
Shares
Sold	5,690,479	5,083,305
Issued in reinvestment of distributions	1,237,566	1,305,752
Redeemed	(5,547,119)	(6,667,106)
Net increase (decrease)	1,380,926	(278,049)

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Financial Highlights

Years ended November 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.68	$ 11.91	$ 11.69	$ 11.51	$ 11.11
Income from Investment
Operations
Net investment incomeB	461.477		.489	.497	.527
Net realized and unrealized
gain (loss)	(.146)	(.115)	.253	.249	.401
Total from investment operations	.315	.362	.742	.746	.928
Distributions from net investment
income	(.460)	(.477)	(.487)	(.497)	(.527)
Distributions from net realized
gain	(.075)	(.115)	(.035)	(.069)	(.001)
Total distributions	(.535)	(.592)	(.522)	(.566)	(.528)
Redemption fees added to paid
in capitalB,D	—	—	—	—	—
Net asset value, end of period	$ 11.46	$ 11.68	$ 11.91	$ 11.69	$ 11.51
Total ReturnA	2.72%	3.11%	6.45%	6.64%	8.47%
Ratios to Average Net AssetsC
Expenses before reductions	49%	.49%	.50%	.50%	.50%
Expenses net of fee waivers,
if any	49%	.49%	.50%	.50%	.50%
Expenses net of all reductions	47%	.48%	.49%	.46%	.41%
Net investment income	3.96%	4.05%	4.11%	4.28%	4.59%
Supplemental Data
Net assets, end of period
(000 omitted)	$434,483	$426,783	$438,534	$455,676	$416,337
Portfolio turnover rate	16%	12%	14%	18%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity Connecticut Municipal Money Market Fund
Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	11/30/05	5/31/05	11/30/04
0 – 30	88.7	88.2	85.6
31 – 90	3.0	3.5	3.7
91 – 180	3.6	4.6	4.7
181 – 397	4.7	3.7	6.0
Weighted Average Maturity
	11/30/05	5/31/05	11/30/04
Fidelity Connecticut Municipal Money
Market Fund	26 Days	25 Days	31 Days
Connecticut Tax Free Money Market
Funds Average*	32 Days	29 Days	34 Days

Current and Historical Seven Day Yields
	11/28/05	8/29/05	5/30/05	2/28/05	11/29/04
Fidelity Connecticut Municipal
Money Market Fund	2.62%	2.05%	2.42%	1.40%	1.19%
If Fidelity had not reimbursed
certain fund expenses	2.58%	2.04%	2.39%	1.32%	1.16%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 20

Fidelity Connecticut Municipal Money Market Fund

Investments November 30, 2005

Showing Percentage of Net Assets
Municipal Securities 95.1%
	Principal	Value
	Amount	(Note 1)
Connecticut – 73.2%
Bethel Gen. Oblig. BAN 4% 8/1/06	$15,000,000	$ 15,097,825
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 3.08% (Liquidity Facility Citibank
NA) (b)(f)	2,865,000	2,865,000
Series ROC II R45, 3.08% (Liquidity Facility Citibank
NA) (b)(f)	5,000,000	5,000,000
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01
129, 3.03% (Liquidity Facility Bear Stearns Companies,
Inc.) (b)(e)(f)	17,915,000	17,915,000
Connecticut Dev. Auth. Arpt. Facility Rev.:
Participating VRDN Series PT 2311, 3.1% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)(f)	4,130,000	4,130,000
(Bradley Arpt. Hotel Proj.):
Series 1997 A, 3.02%, LOC KBC Bank NV, VRDN (b)	3,000,000	3,000,000
Series 1997 B, 3.02%, LOC JPMorgan Chase Bank,
VRDN (b)	1,000,000	1,000,000
Series 1997 C, 3.02%, LOC Fleet Nat’l. Bank, VRDN (b)	700,000	700,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for
Independent Living Proj.) Series 1990, 2.97%, LOC
JPMorgan Chase Bank, VRDN (b)	18,500,000	18,500,000
Connecticut Dev. Auth. Indl. Dev. Rev. (W.E. Bassett Co. Proj.)
Series 1986, 3%, LOC Fleet Bank NA, VRDN (b)(e)	400,000	400,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England
Pwr. Co. Proj.) Series 1999, 3.2% tender 2/9/06, CP mode	10,000,000	10,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PA 1250, 3.06% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)(f)	7,650,000	7,650,000
(Connecticut Wtr. Co. Proj.) Series 2004 A, 3.02%, LOC
Citizens Bank of Rhode Island, VRDN (b)(e)	1,250,000	1,250,000
Connecticut Gen. Oblig.:
Bonds Series 2005 D, 5% 11/15/06	13,800,000	14,046,220
Participating VRDN:
Series 03 11, 3.08% (Liquidity Facility Citibank NA, New
York) (b)(f)	9,900,000	9,900,000
Series BA 02 A, 3.07% (Liquidity Facility Bank of America
NA) (b)(f)	4,815,000	4,815,000
Series EGL 01 701, 3.08% (Liquidity Facility Citibank NA,
New York) (b)(f)	20,000,000	20,000,000
Series EGL 03 11, 3.08% (Liquidity Facility Citibank NA,
New York) (b)(f)	9,900,000	9,900,000
Series EGL 7050017, 3.08% (Liquidity Facility Citibank
NA) (b)(f)	12,100,000	12,100,000

See accompanying notes which are an integral part of the financial statements.

21		Annual Report

Fidelity Connecticut Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Connecticut Gen. Oblig.: – continued
Participating VRDN:
Series Floaters 01 681, 3.06% (Liquidity Facility Morgan
Stanley) (b)(f)	$10,280,000	$10,280,000
Series IXIS 05 17, 3.05% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)	11,380,000	11,380,000
Series MS 00 514, 3.06% (Liquidity Facility Morgan
Stanley) (b)(f)	9,695,000	9,695,000
Series MS 01 571, 3.06% (Liquidity Facility Morgan
Stanley) (b)(f)	24,625,000	24,625,000
Series MS 1053, 3.06% (Liquidity Facility Morgan
Stanley) (b)(f)	12,095,000	12,095,000
Series MS 1144, 3.06% (Liquidity Facility Morgan
Stanley) (b)(f)	17,995,000	17,995,000
Series PA 888R, 3.05% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	2,995,000	2,995,000
Series PT 1246, 3.05% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	6,100,000	6,100,000
Series PT 1409, 3.05% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	12,340,000	12,340,000
Series PT 1803, 3.05% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	6,990,000	6,990,000
Series PT 2693, 3.05% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	17,635,000	17,635,000
Series Putters 291, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	13,080,000	13,080,000
Series Putters 320, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	6,670,000	6,670,000
Series Putters 432, 3.07% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	2,470,000	2,470,000
Series Putters 961, 3.07% (Liquidity Facility PNC Bank
NA, Pittsburgh) (b)(f)	75,000	75,000
Series ROC II R1064, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	6,790,000	6,790,000
Series ROC II R3013, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	5,275,000	5,275,000
Series ROC II R4009, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	18,725,000	18,725,000
Series ROC II R4048, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	5,200,000	5,200,000
Series 2004 A, 3.03% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	10,355,000	10,355,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	22

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series AAB 05 59, 3.09% (Liquidity Facility ABN AMRO
Bank NV) (b)(f)	$17,495,000	$17,495,000
Series EGL 02 6027, 3.08% (Liquidity Facility Citibank
NA, New York) (b)(f)	7,305,000	7,305,000
Series EGL 04 19, 3.08% (Liquidity Facility Citibank
NA) (b)(f)	14,850,000	14,850,000
Series LB 05 K6, 3.09% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(f)	9,230,000	9,230,000
(Ascension Health Cr. Group Proj.) Series 1999 B, 2.96%,
VRDN (b)	2,490,000	2,490,000
(Charlotte Hungerford Hosp. Proj.) Series C, 3.01%, LOC
Fleet Bank NA, VRDN (b)	2,520,000	2,520,000
(Greenwich Family YMCA Proj.) Series A, 3.04%, LOC Bank
of New York, New York, VRDN (b)	5,000,000	5,000,000
(Univ. of New Haven Proj.) Series 2005 E, 3.03%, LOC
Wachovia Bank NA, VRDN (b)	12,000,000	12,000,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series BA 99 D, 3.07% (Liquidity Facility Bank of America
NA) (b)(e)(f)	19,995,000	19,995,000
Series LB 05 L14, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(e)(f)	9,000,000	9,000,000
Series MT 37, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	40,735,000	40,735,001
Series MT 38, 3.09% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(e)(f)	15,660,000	15,660,000
Series MT 63, 3.09% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(e)(f)	6,770,000	6,770,000
Series PT 2337, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	3,970,000	3,970,000
Series PT 2817, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)(f)	7,985,000	7,985,000
Series ROC II R402, 3.11% (Liquidity Facility Citibank
NA) (b)(e)(f)	3,895,000	3,895,000
Series 1990 C, 3.11% (Liquidity Facility Fed. Home Ln. Bank
of Boston), VRDN (b)(e)	7,295,000	7,295,000
Series 1990 D, 3.11% (Liquidity Facility Fed. Home Ln. Bank
of Boston), VRDN (b)(e)	13,007,000	13,007,000
Series 2001 A3, 3.08% (AMBAC Insured), VRDN (b)(e)	11,000,000	11,000,000
Series 2002 A3, 3.04% (AMBAC Insured), VRDN (b)(e)	20,000,000	20,000,000
Series 2002 B3, 3.08% (AMBAC Insured), VRDN (b)(e)	35,900,000	35,900,000

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Fidelity Connecticut Municipal Money Market Fund
Investments continued

Municipal Securities continued
		Principal	Value
		Amount	(Note 1)
Connecticut – continued
Connecticut Hsg. Fin. Auth.: – continued
Series 2002 F2, 3.07% (AMBAC Insured), VRDN (b)(e)		$31,060,000	$31,060,000
Subseries 2005 A4, 3.08% (AMBAC Insured), VRDN (b)(e)	.	9,000,000	9,000,000
Subseries 2005 D5, 3.05% (AMBAC Insured), VRDN (b)(e)	.	13,370,000	13,370,000
Subseries E4, 3.04% (AMBAC Insured), VRDN (b)(e)		10,000,000	10,000,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds Series MT 75, 2.95%, tender 7/20/06 (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(f)(g)		13,790,000	13,790,000
Participating VRDN:
Series IXIS 05 3, 3.05% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)		16,570,000	16,570,000
Series MS 01 735, 3.06% (Liquidity Facility Morgan
Stanley) (b)(f)		8,000,000	8,000,000
Series PA 1039R, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)		3,530,000	3,530,000
Series Putters 612, 3.07% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)		5,240,000	5,240,000
Series ROC II R122, 3.08% (Liquidity Facility Citibank
NA) (b)(f)		12,265,000	12,265,000
Series ROC II R4068 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)		4,990,000	4,990,000
(Trans. Infrastructure Proj.):
Series 1, 2.97% (FSA Insured), VRDN (b)		1,600,000	1,600,000
Series 2003 1, 3.06% (AMBAC Insured), VRDN (b)		37,915,000	37,915,000
Series 2000 1, 3.03% (FGIC Insured), VRDN (b)		8,165,000	8,165,000
Series 2003 2, 3.06% (AMBAC Insured), VRDN (b)		38,410,000	38,410,000
Farmington Gen. Oblig. BAN 3.5% 4/14/06		8,400,000	8,424,306
Monroe Gen. Oblig. BAN 3.5% 4/5/06		6,085,000	6,102,657
New Fairfield Gen. Oblig. BAN 4% 4/27/06		4,200,000	4,218,047
New Haven Gen. Oblig. Series A:
2.78% 1/13/06, LOC Landesbank Hessen-Thuringen, CP		3,130,000	3,130,000
3.18% 3/9/06, LOC Landesbank Hessen-Thuringen, CP		3,680,000	3,680,000
North Haven Gen. Oblig. BAN 3.75% 4/26/06		20,000,000	20,076,289
Plainfield Gen. Oblig. BAN 3.75% 1/11/06		9,500,000	9,510,396
Reg’l. School District #10 BAN 4% 8/14/06		9,000,000	9,067,474
Weston Gen. Oblig. Participating VRDN Series ROC II R6501,
3.08% (Liquidity Facility Citibank NA) (b)(f)		1,865,000	1,865,000
			905,120,215

Puerto Rico 16.9%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series CDC 04 A, 3.03% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)		12,815,000	12,815,000
See accompanying notes which are an integral part of the financial statements.

Annual Report 24

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
continued
Series Merlots 00 EE, 2.99% (Liquidity Facility Wachovia
Bank NA) (b)(f)	$ 9,400,000	$ 9,400,000
Series Merlots 03 A44, 2.99% (Liquidity Facility Wachovia
Bank NA) (b)(f)	3,940,000	3,940,000
Series MS 975, 3.04% (Liquidity Facility Morgan
Stanley) (b)(f)	10,000,000	10,000,000
Series PA 1225, 3.06% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	9,060,000	9,060,000
Series Putters 441, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	4,000,000	4,000,000
Series ROC II R185, 3.05% (Liquidity Facility Citibank
NA) (b)(f)	4,000,000	4,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Participating VRDN:
Series Floaters 05 20, 3.05% (Liquidity Facility BNP Paribas
SA) (b)(f)	5,635,000	5,635,000
Series MS 969, 3.04% (Liquidity Facility Morgan Stanley) (b)(f)	3,965,000	3,965,000
3.05% (Liquidity Facility Citibank NA) (b)(f)	2,400,000	2,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN:
Series Floaters 05 21, 3.05% (Liquidity Facility BNP Paribas
SA) (b)(f)	9,140,000	9,140,000
Series MACN 05 N, 3.07% (Liquidity Facility Bank of
America NA) (b)(f)	3,500,000	3,500,000
Series Merlots 00 FFF, 2.99% (Liquidity Facility Wachovia
Bank NA) (b)(f)	5,945,000	5,945,000
Series Merlots 98 B8, 2.99% (Liquidity Facility Wachovia
Bank NA) (b)(f)	5,150,000	5,150,000
Series Merlots C4, 2.99% (Liquidity Facility Wachovia Bank
NA) (b)(f)	15,565,000	15,565,000
Series RobIns 14, 3.04% (Liquidity Facility Bank of New
York, New York) (b)(f)	9,645,000	9,645,000
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Bonds Series MT 173, 3.23%, tender 10/26/06 (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	3,060,000	3,060,000
Participating VRDN:
Sereis CRVS 05 10, 3.05% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(f)	20,130,000	20,130,000
Series EGL 00 5101, 3.05% (Liquidity Facility Citibank
NA, New York) (b)(f)	10,000,000	10,000,000

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity Connecticut Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.: -
continued
Participating VRDN:
Series Merlots 00 A15, 2.99% (Liquidity Facility Wachovia
Bank NA) (b)(f)	$12,095,000	$ 12,095,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 3.04% (Liquidity Facility Morgan
Stanley) (b)(f)	3,580,000	3,580,000
Series Merlots A40, 2.99% (Liquidity Facility Wachovia Bank
NA) (b)(f)	4,670,000	4,670,000
Series MSDW 00 482, 3.04% (Liquidity Facility Morgan
Stanley) (b)(f)	7,170,000	7,170,000
Series Putters 147, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	1,100,000	1,100,000
Series Putters 866, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	3,000,000	3,000,000
Series RobIns 16, 3.04% (Liquidity Facility Bank of New
York, New York) (b)(f)	4,200,000	4,200,000
Series ROC II R357, 3.05% (Liquidity Facility Citibank
NA) (b)(f)	5,225,000	5,225,000
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	12,300,000	12,300,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities
Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998,
3.26%, LOC Banco Santander Central Hispano SA,
VRDN (b)	1,800,000	1,800,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00
225, 3.04% (Liquidity Facility Morgan Stanley) (b)(f)	2,335,000	2,335,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series
MS 968, 3.04% (Liquidity Facility Morgan Stanley) (b)(f)	4,480,000	4,480,000
		209,305,000

	Shares
Other – 5.0%
Fidelity Municipal Cash Central Fund, 3.08% (c)(d)	62,304,426	62,304,426

TOTAL INVESTMENT PORTFOLIO 95.1%
(Cost $1,176,729,641)		1,176,729,641

NET OTHER ASSETS – 4.9%		60,700,403
NET ASSETS 100%	$ 1,237,430,044

See accompanying notes which are an integral part of the financial statements.

Annual Report 26

Security Type Abbreviations
BAN	— BOND ANTICIPATION NOTE
CP	— COMMERCIAL PAPER
VRDN	— VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $12,300,000 or
1.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(e) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(f) Provides evidence of ownership in one
or more underlying municipal bonds.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $16,850,000
or 1.4% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Connecticut Spl.
Tax Oblig. Rev.
Bonds Series MT
75, 2.95%, tender
7/20/06
(Liquidity Facility
Merrill Lynch &	4/1/05
Co., Inc.)	4/4/05	$13,790,000

Puerto Rico
Commonwealth
Infrastructure Fing.
Auth. Bonds Series
MT 173, 3.23%,
tender 10/26/06
(Liquidity Facility
Merrill Lynch &
Co., Inc.)	10/27/05	$ 3,060,000

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Municipal Cash Central Fund	$2,531,418

Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $110,028 all of which will expire on November 30, 2013.

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities
		November 30, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $1,114,425,215)	$1,114,425,215
Affiliated Central Funds (cost $62,304,426)	62,304,426
Total Investments (cost $1,176,729,641)		$1,176,729,641
Cash		31,560,643
Receivable for investments sold		15,955,000
Receivable for fund shares sold		11,930,806
Interest receivable		7,243,692
Prepaid expenses		6,667
Receivable from investment adviser for expense
reductions		26,680
Other receivables		122,225
Total assets		1,243,575,354

Liabilities
Payable for fund shares redeemed	5,561,267
Distributions payable	21,005
Accrued management fee	389,384
Other affiliated payables	124,885
Other payables and accrued expenses	48,769
Total liabilities		6,145,310

Net Assets		$ 1,237,430,044
Net Assets consist of:
Paid in capital		$1,237,459,549
Undistributed net investment income		80,586
Accumulated undistributed net realized gain (loss) on
investments		(110,091)
Net Assets, for 1,236,728,520 shares outstanding		$ 1,237,430,044
Net Asset Value, offering price and redemption price per
share ($1,237,430,044 ÷ 1,236,728,520 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Statement of Operations
	Year ended November 30, 2005

Investment Income
Interest		$24,833,591
Income from affiliated Central Funds		2,531,418
Total income		27,365,009

Expenses
Management fee	$4,505,404
Transfer agent fees	1,279,563
Accounting fees and expenses	127,954
Independent trustees’ compensation	5,463
Custodian fees and expenses	17,753
Registration fees	41,316
Audit	43,170
Legal	4,315
Miscellaneous	13,220
Total expenses before reductions	6,038,158
Expense reductions	(1,391,885)	4,646,273

Net investment income		22,718,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(77,110)
Net increase in net assets resulting from operations		$22,641,626

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	November 30,	November 30,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,718,736	$ 7,436,211
Net realized gain (loss)	(77,110)	352,441
Net increase in net assets resulting
from operations	22,641,626	7,788,652
Distributions to shareholders from net investment income .	(22,721,124)	(7,428,995)
Distributions to shareholders from net realized gain	(106,141)
Total distributions	(22,827,265)	(7,428,995)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	2,800,057,497	2,113,884,878
Reinvestment of distributions	22,599,242	7,322,895
Cost of shares redeemed	(2,650,744,276)	(2,110,441,037)
Net increase (decrease) in net assets and shares
resulting from share transactions	171,912,463	10,766,736
Total increase (decrease) in net assets	171,726,824	11,126,393

Net Assets
Beginning of period	1,065,703,220	1,054,576,827
End of period (including undistributed net investment
income of $80,586 and undistributed net investment
income of $428,638, respectively)	$ 1,237,430,044	$ 1,065,703,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Financial Highlights

Years ended November 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$ 1.00
Income from Investment
Operations
Net investment income	019	.007	.006	.010	.024
Net realized and unrealized
gain (loss)C	—	—	—	—	—
Total from investment
operations	019	.007	.006	.010	.024
Distributions from net investment
income	(.019)	(.007)	(.006)	(.010)	(.024)
Distributions from net realized
gain	—C	—	—	—	—
Total distributions	(.019)	(.007)	(.006)	(.010)	(.024)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	1.89%	.71%	.62%	.99%	2.44%
Ratios to Average Net AssetsB
Expenses before reductions	50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers,
if any	48%	.48%	.48%	.49%	.51%
Expenses net of all reductions	.39%	.46%	.47%	.45%	.46%
Net investment income	1.88%	.71%	.61%	1.00%	2.41%
Supplemental Data
Net assets, end of period
(000 omitted)	$1,237,430	$1,065,703	$1,054,577	$975,920	$807,225

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Notes to Financial Statements

For the period ended November 30, 2005

1. Significant Accounting Policies.

Fidelity Connecticut Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Connecticut Municipal Income Fund to Fidelity Connecticut Municipal Income Fund effective August 15, 2005. Fidelity Connecticut Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The income fund is a non diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Connecticut. Certain funds may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

32

1. Significant Accounting Policies continued
Security Valuation continued

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market fund are valued at amortized cost which approxi mates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, each fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, futures transactions, market discount, deferred trustees compensation and capital loss carryforwards.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

33 Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Connecticut
Municipal Income Fund .	$ 414,436,888	$15,356,437	$(1,607,294)	$13,749,143
Fidelity Connecticut
Municipal Money
Market Fund	1,176,729,641

		Undistributed	Undistributed
		Ordinary	Long-term	Capital Loss
		Income	Capital Gain	Carryforward
Fidelity Connecticut Municipal
Income Fund		$716	$3,902,644	$—
Fidelity Connecticut Municipal
Money Market Fund		82,353	—	(110,028)

The tax character of distributions paid was as follows:

November 30, 2005	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Connecticut
Municipal Income Fund	$17,318,110	$—	$2,741,730	$20,059,840
Fidelity Connecticut
Municipal Money Market
Fund	22,721,124	—	106,141	22,827,265

November 30, 2004	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Connecticut
Municipal Income Fund	$17,426,240	$—	$4,217,325	$21,643,565
Fidelity Connecticut
Municipal Money Market
Fund	7,428,995	—	—	7,428,995

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Annual Report

34

2. Operating Policies.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter parties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settle ment price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $82,546,552 and $68,787,900, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment manage ment related services for which the funds pay a monthly management fee. The manage ment fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based

35 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued
Management Fee continued

upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under manage ment decrease. For the period, each fund’s annual management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	25%	.12%	.37%
Fidelity Connecticut Municipal Money
Market Fund	25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds’ transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	07%
Fidelity Connecticut Municipal Money Market Fund	11%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

36

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser

Fidelity Connecticut Municipal Money Market Fund	48%	$ 249,938

In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction

Fidelity Connecticut Municipal Income Fund $	7,173	$47,297	$—
Fidelity Connecticut Municipal Money
Market Fund	17,753	1,070,369	53,825

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

37 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Fidelity Connecticut Municipal Income Fund (formerly Spartan Connecticut Municipal Income Fund) and Fidelity Connecticut Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Connecticut Municipal Income Fund (formerly Spartan Connecticut Municipal Income Fund) (a fund of Fidelity Court Street Trust) and Fidelity Connecticut Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Court Street Trust’s and Fidelity Court Street Trust II’s management; our responsi bility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspon dence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts January 17, 2006

Annual Report

38

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1977 or 1991

Trustee of Fidelity Court Street Trust (1977) and Fidelity Court Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Trustee of Fidelity Court Street Trust and Fidelity Court Street Trust II. Mr. Jonas is Senior Vice President of Connecticut Municipal Money Market and Connecticut Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Annual Report

40

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

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Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

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Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

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Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Connecticut Municipal Money Market and Connecticut Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of Connecticut Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

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Name, Age; Principal Occupation David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Connecticut Municipal Money Market and Connecticut Municipal Income. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Invest ments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Connecticut Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a port folio manager in the Bond Group (1997 2004).

Michael J. Marchese (48)

Year of Election or Appointment: 2004

Vice President of Connecticut Municipal Money Market. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Marchese worked as a legal analyst and portfolio manager.

Mark Sommer (45)

Year of Election or Appointment: 2004

Vice President of Connecticut Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

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Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Connecticut Municipal Money Market and Connecticut Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Connecticut Municipal Money Market and Con necticut Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Connecticut Municipal Money Market and Connecticut Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Connecticut Municipal Money Market and Connecticut Municipal Income. Mr. Murphy also serves as Chief Finan cial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

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Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Connecticut Municipal Money Market and Connecticut Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Connecticut Municipal Money Market and Con necticut Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Man agement where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Connecticut Municipal Money Market and Con necticut Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Invest ments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Connecticut Municipal Money Market and Connecticut Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

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Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Connecticut Municipal Money Market and Con necticut Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Connecticut Municipal Money Market and Connecticut Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1987 or 1989

Assistant Treasurer of Connecticut Municipal Money Market and Connecticut Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Connecticut Municipal Money Market and Connecticut Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Connecticut Municipal Money Market and Connecticut Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

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Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Connecticut Municipal Money Market and Connecticut Municipal Income. Mr. Ryan also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Connecticut Municipal Money Market and Connecticut Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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Distributions

The Board of Trustees of Fidelity Connecticut Municipal Income Fund voted to pay on December 19, 2005, to shareholders of record at the opening of business on December 16, 2005, a distribution of $.105 per share derived from capital gains real ized from sales of portfolio securities.

The Fidelity Connecticut Municipal Income Fund hereby designate as capital gain dividends: For dividends with respect to the taxable year November 30, 2005, $4,017,778, or, if subsequently determined to be different, the net capital gain of such year, and for dividends for the taxable year November 30, 2004, $2,679,564, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

During fiscal year ended 2005, 100% of each fund’s income dividends were free from federal income tax, and 9.16% and 30.05% of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund’s income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Connecticut Municipal Income Fund (formerly Spartan Connecticut Municipal Income Fund) / Fidelity Connecticut Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its sharehold ers by Fidelity (including the investment performance of each fund); (2) the competi tiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and indepen dent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s

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shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

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Board Approval of Investment Advisory Contracts and Management Fees continued

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a broad based securities market index (bond fund only , as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”) (bond fund only), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

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The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark over time.

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative

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Board Approval of Investment Advisory Contracts and Management Fees continued

performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 24% would mean that 76% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

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The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also

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considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for calendar 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the

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Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale. The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

59 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 60

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

61 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 62

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

63 Annual Report

63

Annual Report

64

65 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CTR-UANN-0106 1.786713.102

Fidelity® Florida Municipal Income Fund (formerly Spartan® Florida Municipal Income Fund) and Fidelity Florida Municipal Money Market Fund

Annual Report November 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Shareholder Expense	5	An example of shareholder expenses.
Example
Fidelity Florida Municipal Income Fund
Performance	7	How the fund has done over time.
Management’s	8	The manager’s review of fund performance,
Discussion		strategy and outlook.
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	19	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Florida Municipal Money Market Fund
Investment Changes/	23	A summary of major shifts in the fund’s
Performance		investments over the past six months.
Investments	24	A complete list of the fund’s investments.
Financial Statements	46	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	50	Notes to the Financial Statements
Report of Independent	56
Registered Public
Accounting Firm
Trustees and Officers	57
Distributions	69
Board Approval of	70
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund compa nies were in violation of the Securities and Exchange Commission’s forward pric ing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead sev eral years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	June 1, 2005
	Account Value	Account Value	to November 30,
	June 1, 2005	November 30, 2005	2005
Fidelity Florida Municipal Income
Fund
Actual	$1,000.00	$1,000.50	$2.41
HypotheticalA	$1,000.00	$1,022.66	$2.43
Fidelity Florida Municipal Money
Market Fund
Actual	$1,000.00	$1,010.70	$2.52
HypotheticalA	$1,000.00	$1,022.56	$2.54

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Florida Municipal Income Fund	48%
Fidelity Florida Municipal Money Market Fund	50%

Annual Report

6

Fidelity Florida Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table does not reflect the deduction of taxes that a share holder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended November 30, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® FL Municipal Income Fund	3.27%	5.61%	5.32%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Florida Municipal Income Fund on November 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

7 Annual Report

Management’s Discussion of Fund Performance

Comments from Doug McGinley, Portfolio Manager of Fidelity® Florida Municipal Income Fund

Municipal bonds were one of the best performing debt instruments during the year ending November 30, 2005. Munis withstood higher short term interest rates and inflation fears much better than taxable bonds. The Federal Reserve Board hiked short term interest rates eight times during the period, responding to fears about a possible spike in inflation. The tighter monetary policy tempered bond performance, while also leading to a consider able flattening of the yield curve. As short term Treasury and municipal yields continued to rise, longer dated issues saw their yields fall or remain steady, sparking concerns about a possible inversion in the curve. The lower long term rates drove heavy muni issuance, but demand was able to keep up for the most part. The improved creditworthiness of many issuers also boosted muni performance, as the general uptick in the economy helped bolster their attractiveness. Against this backdrop, the Lehman Brothers® Municipal Bond Index rose 3.88% . In comparison, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.40% .

For the 12 months ending November 30, 2005, the fund returned 3.27% . During the same period, the LipperSM Florida Municipal Debt Funds Average gained 3.69% and the Lehman Brothers Florida Enhanced Municipal Bond Index rose 3.87% . Against a backdrop of rising interest rates, Florida’s municipal bond market performed in line with most other state municipal markets, helped by robust demand for tax free investments, plus higher reve nues and improved creditworthiness for many Florida issuers. The fund lost ground to the Lehman Brothers index and, I suspect, the Lipper peer group average due to my focus on intermediate maturity securities in a year when longer term securities performed better. However, my decision to maintain a slight overweighting relative to the index in lower quality investment grade bonds particularly some health care issues helped because they consistently outpaced higher quality securities throughout the year. That said, I suspect the fund had less invested than many of its competitors in below investment grade securities, which may have hurt relative performance since those securities were some of the market’s best performers. Likely aiding the fund’s returns was its comparatively large stake in bonds that were prerefunded during the period, a process that boosts the bonds’ prices.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

8 8

Fidelity Florida Municipal Income Fund
Investment Changes

Top Five Sectors as of November 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	29.3	28.0
Health Care	17.3	16.1
Transportation	11.6	12.1
Special Tax	7.6	8.3
Education	7.6	4.8
Average Years to Maturity as of November 30, 2005
		6 months ago
Years	12.8	11.6

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of November 30, 2005
6 months ago
Years	6.4	6.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Fidelity Florida Municipal Income Fund
Investments November 30, 2005
Showing Percentage of Net Assets

Municipal Bonds 97.4%
	Principal	Value (Note 1)
	Amount
Florida – 95.6%
Alachua County Health Facilities Auth. Health Facilities
Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (c)	$ 1,225,000	$ 1,293,919
6.05% 11/15/16 (Escrowed to Maturity) (c)	6,230,000	7,067,935
Brevard County School Board Ctfs. of Prtn. Series B, 5%
7/1/14 (FGIC Insured)	1,000,000	1,070,440
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (b)	1,210,000	1,324,587
Series 1998 H1, 5.25% 10/1/11 (AMBAC
Insured) (b)	1,505,000	1,577,571
Series J1, 5.75% 10/1/18 (AMBAC Insured) (b)	2,755,000	2,990,525
Broward County Gen. Oblig. Series 2001 A, 5.25%
1/1/21	3,500,000	3,739,225
Broward County Resource Recovery Rev. (Wheelabrator
South Broward, Inc. Proj.) Series A, 5% 12/1/06	3,050,000	3,092,578
Broward County School Board Ctfs. of Prtn.:
5.25% 7/1/15 (MBIA Insured)	1,750,000	1,883,350
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,489,169
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,477,043
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,598,656
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,376,978
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18
(MBIA Insured)	2,765,000	2,878,669
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA
Insured)	2,200,000	2,343,726
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,411,863
Collier County School Board Ctfs. of Prtn. (School Board
of Collier County Master Lease Prog.) 5.375%
2/15/19 (Pre-Refunded to 2/15/12 @ 100) (c)	2,000,000	2,189,620
Dade County Aviation Rev.:
(Miami Int’l. Arpt. Proj.) Series A, 6% 10/1/08 (FSA
Insured) (b)	6,675,000	7,087,982
Series C, 5.5% 10/1/11 (MBIA Insured)	5,200,000	5,396,508
Series D, 5.75% 10/1/09 (AMBAC Insured) (b)	2,125,000	2,167,500
Dade County Resource Recovery Facilities Rev. 5.5%
10/1/09 (AMBAC Insured) (b)	5,000,000	5,175,200
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21
(FGIC Insured)	3,495,000	3,629,662
Daytona Beach Util. Sys. Rev. Series D, 5.25%
11/15/17 (FSA Insured)	1,825,000	1,985,144
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,766,198
See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Florida – continued
De Soto County Cap. Impt. Rev.: – continued
5.25% 10/1/22 (MBIA Insured)	$1,725,000	$1,846,751
Escambia County Health Facilities Auth. Health Facilities
Rev. (Baptist Hosp. & Baptist Manor Proj.) 5%
10/1/07	1,260,000	1,282,302
Escambia County Utils. Auth. Util. Sys. Rev. Series B,
6.25% 1/1/15 (FGIC Insured)	3,050,000	3,549,529
Flagler County School Board Ctfs. Series A, 5% 8/1/15
(FSA Insured)	2,005,000	2,144,287
Florida Board of Ed. Cap. Outlay:
Series 2001 F, 5% 6/1/32 (MBIA Insured)	5,030,000	5,207,760
Series B:
5% 6/1/33	5,350,000	5,510,340
5.375% 6/1/17	5,000,000	5,462,750
5.5% 6/1/16 (FGIC Insured)	2,825,000	3,097,104
Florida Board of Ed. Lottery Rev.:
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	5,865,662
Series A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,092,520
Florida Board of Ed. Pub. Ed.:
Series 2000 A, 5.25% 6/1/24	2,400,000	2,560,656
Series A:
5.125% 6/1/30	1,360,000	1,412,319
5.625% 6/1/14	1,000,000	1,089,160
Florida Dept. of Children and Family Services Ctfs. of
Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	1,025,000	1,082,769
5% 10/1/17	2,130,000	2,232,645
Florida Dept. of Envir. Protection Preservation Rev.
Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,555,120
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360,000	3,556,392
5% 7/1/18	3,320,000	3,500,674
Florida Gen. Oblig.:
(Dept. of Trans. Right of Way Proj.) Series A, 5%
7/1/33	1,000,000	1,035,920
5.375% 7/1/15 (MBIA Insured)	2,110,000	2,311,568
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875%
10/1/22 (Escrowed to Maturity) (c)	3,000,000	3,855,000
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.):
5.5% 10/1/18 (AMBAC Insured)	1,350,000	1,479,911
5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,665,370
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,124,389

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Fidelity Florida Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Gainesville Utils. Sys. Rev. Series A, 5.2% 10/1/22	$3,270,000	$ 3,379,153
Greater Orlando Aviation Auth. Arpt. Facilities Rev.
5.75% 10/1/09 (FGIC Insured) (b)	2,500,000	2,679,125
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC
Insured) (a)	1,825,000	1,957,148
Series 1985 E:
5%, tender 12/1/11 (FGIC Insured) (a)	1,330,000	1,421,371
5%, tender 12/1/13 (FGIC Insured) (a)	1,465,000	1,573,659
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC
Insured)	1,010,000	1,082,851
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series 2002 B, 5% 11/15/08	2,835,000	2,940,859
Series A, 5% 11/15/15	1,000,000	1,054,480
Series B:
5% 11/15/15	1,000,000	1,054,480
5% 11/15/16	1,190,000	1,240,159
Series D, 6% 11/15/25	5,360,000	5,814,850
3.95%, tender 9/1/12 (a)	3,800,000	3,759,910
Hillsborough County Aviation Auth. Rev. (Tampa Int’l.
Arpt. Proj.) Series B, 6% 10/1/17 (FGIC Insured)	5,880,000	6,804,336
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.)
Series A:
5% 10/1/07	1,300,000	1,329,679
5% 10/1/08	1,000,000	1,033,940
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.
(Health Facilities/Univ. Cmnty. Hosp. Proj.)
Series 1999 A, 5.625% 8/15/19	5,000,000	5,133,100
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (a)	2,030,000	2,030,568
4.25%, tender 8/1/07 (a)(b)	2,110,000	2,110,570
5.1% 10/1/13	3,005,000	3,120,452
Hillsborough County School Board Ctfs. of Prtn. (Master
Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured) .	4,905,000	5,133,181
Jacksonville Econ. Dev. Commission Healthcare Rev.
(Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,297,453
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250,000	13,142,040
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (b)	1,540,000	1,650,695
5.5% 10/1/11 (FGIC Insured) (b)	2,730,000	2,916,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity
Obligated Group Proj.) Series A, 5.25% 8/15/08
(MBIA Insured)	$3,720,000	$ 3,866,717
Jacksonville Sales Tax Rev.:
5.25% 10/1/19 (MBIA Insured)	1,500,000	1,617,480
5.5% 10/1/18 (FGIC Insured)	1,000,000	1,136,330
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	1,040,000	1,129,752
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,087,550
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,265,189
Kissimmee Util. Auth. Elec. Sys. Rev. 5.25% 10/1/16
(FSA Insured)	2,230,000	2,420,197
Lake County School Board Ctfs. of Prtn.:
Series 2005 B, 5.25% 6/1/15 (AMBAC Insured)	4,075,000	4,440,324
Series B:
5% 6/1/16 (AMBAC Insured)	2,060,000	2,179,604
5.25% 6/1/14 (AMBAC Insured)	2,770,000	3,002,625
5.375% 7/1/18 (AMBAC Insured)	1,000,000	1,084,160
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA
Insured)	1,000,000	1,090,170
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Series A, 5.75% 4/1/12 (FSA Insured)	3,000,000	3,324,090
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (b)	1,035,000	1,105,784
5.25% 10/1/16 (MBIA Insured) (b)	1,090,000	1,165,886
5.25% 10/1/17 (MBIA Insured) (b)	1,145,000	1,224,005
5.25% 10/1/18 (MBIA Insured) (b)	1,205,000	1,288,892
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC
Insured)	1,265,000	1,373,347
Melbourne Arpt. Rev.:
6.75% 10/1/07 (MBIA Insured) (b)	350,000	369,635
6.75% 10/1/08 (MBIA Insured) (b)	375,000	405,671
6.75% 10/1/09 (MBIA Insured) (b)	400,000	442,784
6.75% 10/1/10 (MBIA Insured) (b)	425,000	478,346
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000,000	5,165,350
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount
Sinai Med. Ctr. Proj.) 5.75% 11/15/06	1,500,000	1,523,640
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA
Insured)	1,010,000	1,044,481
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,066,690
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,517,241

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Fidelity Florida Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC
Insured)	$6,000,000	$ 6,410,220
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Projs.)
Series 2002, 5.5% 1/1/16 (MBIA Insured)	5,000,000	5,409,050
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,555,927
Miami-Dade County Aviation Rev.:
Series A, 5% 10/1/38 (CIFG North America
Insured) (b)	3,000,000	3,029,940
Series C:
5.25% 10/1/10 (MBIA Insured) (b)	3,435,000	3,605,342
5.25% 10/1/12 (MBIA Insured) (b)	5,185,000	5,422,214
Miami-Dade County Edl. Facilities Auth. Rev.:
Series A, 5.75% 4/1/13 (AMBAC Insured)	2,500,000	2,729,400
5.75% 4/1/29 (AMBAC Insured)	6,520,000	7,074,656
Miami-Dade County Expressway Auth. 6% 7/1/13
(FGIC Insured)	1,200,000	1,328,436
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	5,000,000	5,184,650
Miami-Dade County Health Facilities Auth. Hosp. Rev.
(Miami Childrens Hosp. Proj.) Series A, 5.5%
8/15/11 (AMBAC Insured)	3,000,000	3,273,210
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp.
Rev. (Waste Mgmt., Inc. Proj.) Series 1, 3.5%, tender
12/1/07 (a)(b)	2,000,000	1,980,680
Miami-Dade County School Board Ctfs. of Prtn.:
Series B, 5.5%, tender 5/1/11 (MBIA Insured) (a)	5,300,000	5,741,702
5%, tender 5/1/11 (MBIA Insured) (a)	7,000,000	7,438,410
5.25% 10/1/16 (FGIC Insured)	5,925,000	6,424,833
5.25% 10/1/17 (FGIC Insured)	1,000,000	1,084,360
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC
Insured)	1,000,000	1,077,890
Okeechobee County Solid Waste Rev. (Chambers Waste
Sys. Proj.) Series A, 4.2%, tender 7/1/09 (a)(b)	2,250,000	2,274,503
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.625% 11/15/32	4,000,000	4,241,040
6.375% 11/15/20 (Pre-Refunded to 11/15/10 @
101) (c)	2,000,000	2,272,860
6.5% 11/15/30 (Pre-Refunded to 11/15/10 @
101) (c)	2,545,000	2,906,543
(Orlando Reg’l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,554,606

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Orange County Health Facilities Auth. Rev.: – continued
Series A, 6.25% 10/1/18 (MBIA Insured)	$4,500,000	$5,333,175
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev.
(Mtg. Backed Securities Prog.) 6.4% 10/1/14 (b)	170,000	172,431
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,005,000	2,177,814
5% 8/1/16 (MBIA Insured)	2,940,000	3,136,980
5.25% 8/1/15 (AMBAC Insured)	8,000,000	8,645,200
5.5% 8/1/15 (MBIA Insured)	2,265,000	2,486,653
5.5% 8/1/16 (MBIA Insured)	2,175,000	2,387,846
Orlando Utils. Commission Wtr. & Elec. Rev. Subseries D,
6.75% 10/1/17 (Escrowed to Maturity) (c)	7,560,000	9,088,254
Osceola County Infrastructure Sales Surtax Rev. 5.375%
10/1/17 (AMBAC Insured)	1,000,000	1,084,430
Osceola County Tourist Dev. Tax Rev. Series A, 5.5%
10/1/19 (FGIC Insured)	1,190,000	1,297,802
Palm Beach County Gen. Oblig. (Land Acquisition Proj.)
Series A, 5.5% 6/1/15	1,000,000	1,084,020
Palm Beach County School Board Ctfs. of Prtn.:
Series A, 5.375% 8/1/14 (FSA Insured)	2,060,000	2,244,061
Series D, 5.25% 8/1/17 (FSA Insured)	2,025,000	2,172,744
Pasco County School Board Series A, 5% 8/1/30
(AMBAC Insured)	4,000,000	4,142,320
Pasco County Solid Waste Disp. & Resource Recovery Sys.
Rev.:
6% 4/1/08 (AMBAC Insured) (b)	2,400,000	2,512,872
6% 4/1/10 (AMBAC Insured) (b)	5,770,000	6,223,522
6% 4/1/11 (AMBAC Insured) (b)	5,900,000	6,427,814
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA
Insured) (b)	1,500,000	1,608,075
Pinellas County Health Facilities Auth. Rev. (Baycare
Health Sys. Proj.) 5.5% 11/15/33	3,670,000	3,843,151
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200,000	2,489,058
Polk Co. Pub. Facilities Rev. 5% 12/1/33 (MBIA Insured)	2,000,000	2,069,960
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender
12/1/10 (FSA Insured) (a)	3,000,000	3,228,360
Port Saint Lucie Gen. Oblig. 5% 7/1/32 (MBIA Insured)	3,650,000	3,767,603
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25%
10/1/19 (MBIA Insured)	3,700,000	3,994,927
Saint Petersburg Health Facilities Auth. Rev. (All
Children’s Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,351,824
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,101,600

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity Florida Municipal Income Fund
Investments continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Florida – continued
Sarasota County Solid Waste Sys. Rev. 5% 10/1/15
(MBIA Insured)		$1,000,000	$1,072,110
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)		1,920,000	2,104,627
5.625% 5/1/32 (MBIA Insured)		2,600,000	2,836,730
Sumter County School District Rev. (Multi-District Ln.
Prog.) 7.15% 11/1/15 (FSA Insured)		985,000	1,239,426
Tampa Rev. (Catholic Health East Proj.) Series A1:
4.7% 11/15/10 (MBIA Insured)		1,500,000	1,566,495
5.5% 11/15/08 (MBIA Insured)		500,000	527,595
5.5% 11/15/12 (MBIA Insured)		1,015,000	1,105,853
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)		2,465,000	2,684,385
5.375% 10/1/19 (AMBAC Insured)		2,650,000	2,882,962
Series A, 5.375% 10/1/15 (AMBAC Insured)		2,150,000	2,342,189
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series
2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of
Florida, Inc. (a)		3,000,000	2,939,220
3%, tender 10/1/09, LOC SunTrust Banks (a)		3,000,000	2,927,790
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of
Prtn. Series A:
5% 10/1/16 (FGIC Insured)		1,715,000	1,822,976
5% 10/1/17 (FGIC Insured)		1,805,000	1,906,730
5% 10/1/35 (FGIC Insured)		2,275,000	2,347,937
5.25% 10/1/34 (FGIC Insured)		2,000,000	2,112,580
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)		2,690,000	2,910,661
5.25% 7/1/16 (AMBAC Insured)		2,830,000	3,039,052
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance Ltd. Insured)	.	1,000,000	1,055,480
5% 10/15/12 (Radian Asset Assurance Ltd. Insured)	.	1,260,000	1,332,563
Walton County School Board Ctfs. of Prtn.:
5% 7/1/15 (FSA Insured)		1,625,000	1,726,546
5% 7/1/16 (FSA Insured)		1,705,000	1,808,459
5.25% 7/1/18 (FSA Insured)		1,865,000	2,026,173
Winter Park Gen. Oblig. 5.25% 7/1/18		1,000,000	1,077,900
			484,500,483

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.
5.875% 7/1/35		$400,000	$ 412,840
Puerto Rico 1.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)		2,400,000	2,644,680
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (c)		2,890,000	3,132,933
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5%
7/1/16 (XL Cap. Assurance, Inc. Insured)		900,000	1,010,475
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23
(FSA Insured)		1,750,000	1,872,605
			8,660,693

TOTAL INVESTMENT PORTFOLIO 97.4%
(Cost $481,269,755)			493,574,016

NET OTHER ASSETS – 2.6%			13,164,450
NET ASSETS 100%			$ 506,738,466

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps
Receive quarterly a floating rate based on
3-month LIBOR and pay quarterly a fixed
rate equal to 4.84% with Morgan Stanley,
Inc.	Feb. 2016	$ 5,000,000	$ 77,650

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Fidelity Florida Municipal Income Fund Investments continued

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Municipal Cash Central Fund	$56,175

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	29.3%
Health Care	17.3%
Transportation	11.6%
Special Tax	7.6%
Education	7.6%
Water & Sewer	7.4%
Escrowed/Pre Refunded	6.3%
Others* (individually less than 5%)	12.9%
100.0%

*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Fidelity Florida Municipal Income Fund
Financial Statements

Statement of Assets and Liabilities
		November 30, 2005

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $481,269,755)		$493,574,016
Cash		6,469,660
Receivable for investments sold		1,456,006
Receivable for fund shares sold		756,323
Interest receivable		5,738,630
Swap agreements, at value		77,650
Prepaid expenses		2,794
Other receivables		25,216
Total assets		508,100,295

Liabilities
Payable for investments purchased	$412,824
Payable for fund shares redeemed	141,309
Distributions payable	576,528
Accrued management fee	156,864
Other affiliated payables	39,155
Other payables and accrued expenses	35,149
Total liabilities		1,361,829

Net Assets		$506,738,466
Net Assets consist of:
Paid in capital		$486,980,324
Undistributed net investment income		355,808
Accumulated undistributed net realized gain (loss) on
investments		7,020,423
Net unrealized appreciation (depreciation) on
investments		12,381,911
Net Assets, for 43,926,091 shares outstanding		$506,738,466
Net Asset Value, offering price and redemption price per
share ($506,738,466 ÷ 43,926,091 shares)		$11.54

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity Florida Municipal Income Fund
Financial Statements continued

Statement of Operations
	Year ended November 30, 2005

Investment Income
Interest		$ 22,151,769
Income from affiliated Central Funds		56,175
Total income		22,207,944

Expenses
Management fee	$1,927,933
Transfer agent fees	337,953
Accounting fees and expenses	127,410
Independent trustees’ compensation	2,401
Custodian fees and expenses	8,442
Registration fees	22,520
Audit	47,969
Legal	5,821
Miscellaneous	6,247
Total expenses before reductions	2,486,696
Expense reductions	(353,961)	2,132,735

Net investment income		20,075,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,674,435
Futures contracts	119,117
Swap agreements	75,055
Total net realized gain (loss)		6,868,607
Change in net unrealized appreciation (depreciation) on:
Investment securities	(10,977,599)
Swap agreements	77,650
Total change in net unrealized appreciation
(depreciation)		(10,899,949)
Net gain (loss)		(4,031,342)
Net increase (decrease) in net assets resulting from
operations		$ 16,043,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Statement of Changes in Net Assets
	Year ended	Year ended
	November 30,	November 30,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$20,075,209	$20,590,813
Net realized gain (loss)	6,868,607	1,894,911
Change in net unrealized appreciation (depreciation) .	(10,899,949)	(2,687,499)
Net increase (decrease) in net assets resulting
from operations	16,043,867	19,798,225
Distributions to shareholders from net investment income .	(20,024,782)	(20,814,218)
Distributions to shareholders from net realized gain	(1,482,849)	(8,261,770)
Total distributions	(21,507,631)	(29,075,988)
Share transactions
Proceeds from sales of shares	91,183,311	105,574,499
Reinvestment of distributions	13,970,273	18,506,466
Cost of shares redeemed	(97,893,031)	(160,741,128)
Net increase (decrease) in net assets resulting from
share transactions	7,260,553	(36,660,163)
Redemption fees	3,470	11,803
Total increase (decrease) in net assets	1,800,259	(45,926,123)

Net Assets
Beginning of period	504,938,207	550,864,330
End of period (including undistributed net investment
income of $355,808 and undistributed net invest-
ment income of $304,425, respectively)	$506,738,466	$504,938,207

Other Information
Shares
Sold	7,790,603	9,010,161
Issued in reinvestment of distributions	1,195,945	1,584,499
Redeemed	(8,392,197)	(13,802,534)
Net increase (decrease)	594,351	(3,207,874)

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights
Years ended November 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 11.65	$ 11.84	$ 11.67	$ 11.51	$ 11.10
Income from Investment Operations
Net investment incomeB	454.464		.479	.506D	.547
Net realized and unrealized gain
(loss)	(.077)	(.010)	.253	.163D	.393
Total from investment operations	377.454		.732	.669	.940
Distributions from net investment
income	(.453)	(.469)	(.484)	(.510)	(.528)
Distributions from net realized gain .	(.034)	(.175)	(.078)		(.002)
Total distributions	(.487)	(.644)	(.562)	(.510)	(.530)
Redemption fees added to paid in
capitalB	—E	—E	—E	.001	—E
Net asset value, end of period	$ 11.54	$ 11.65	$ 11.84	$ 11.67	$ 11.51
Total ReturnA	3.27%	3.95%	6.40%	5.93%	8.60%
Ratios to Average Net AssetsC
Expenses before reductions	48%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48%	.49%	.49%	.49%	.49%
Expenses net of all reductions	41%	.48%	.48%	.47%	.40%
Net investment income	3.89%	3.96%	4.05%	4.35%D	4.78%
Supplemental Data
Net assets, end of period (000
omitted)	$506,738	$504,938	$550,864	$552,720	$510,762
Portfolio turnover rate	35%	24%	33%	26%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
D Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Fidelity Florida Municipal Money Market Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	11/30/05	5/31/05	11/30/04
0 – 30	89.9	76.4	85.7
31 – 90	2.7	17.7	2.3
91 – 180	4.9	4.2	8.4
181 – 397	2.5	1.7	3.6
Weighted Average Maturity
	11/30/05	5/31/05	11/30/04
Fidelity Florida Municipal Money
Market Fund	20 Days	24 Days	24 Days
Florida Tax Free Money Market
Funds Average*	25 Days	22 Days	34 Days

Current and Historical Seven Day Yields
	11/28/05	8/29/05	5/30/05	2/28/05	11/29/04
Fidelity Florida Municipal
Money Market Fund	2.58%	2.13%	2.44%	1.41%	1.24%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

23 Annual Report

Fidelity Florida Municipal Money Market Fund

Investments November 30, 2005

Showing Percentage of Net Assets

Municipal Securities 94.6%

	Principal	Value (Note 1)
	Amount
Alaska – 0.2%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 2061,
3.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 3,185,000	$ 3,185,000
Arizona – 0.4%
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 1165, 3.12% (Liquidity
Facility Morgan Stanley) (a)(b)(c)	4,000,000	4,000,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	1,700,000	1,700,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 3.25%,
LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
		7,200,000

Arkansas – 0.4%
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.)
3.1%, LOC Wachovia Bank NA, VRDN (a)(b)	4,000,000	4,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN Series MS 1139, 3.12% (Liquidity Facility Morgan
Stanley) (a)(b)(c)	3,063,000	3,063,000
		7,063,000

California – 0.4%
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating
VRDN:
Series MT 22, 3.11% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(b)(c)	1,580,000	1,580,000
Series MT 7, 3.11% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	3,395,000	3,395,000
Series PT 998, 3.11% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	1,500,000	1,500,000
		6,475,000

Colorado – 1.9%
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series LB 05 F1, 3.19% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (a)(b)(c)	9,475,000	9,475,000
Series LB 05 F4, 3.19% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (a)(b)(c)	6,710,000	6,710,000
Series Merlots 01 A20, 3.07% (Liquidity Facility Wachovia
Bank NA) (a)(b)(c)	4,445,000	4,445,000
Denver City & County Arpt. Rev. Participating VRDN Series PT
2496, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	4,160,000	4,160,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Colorado – continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS
219 Class A, 3.1% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(c)	$ 4,100,000	$ 4,100,000
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc.
Proj.) Series 1984, 3.06% (AMBAC Insured), VRDN (a)	3,050,000	3,050,000
		31,940,000

Delaware – 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co.
Proj.):
Series 1988, 3.15%, VRDN (a)(b)	1,500,000	1,500,000
Series 1999 B, 3.12%, VRDN (a)(b)	900,000	900,000
		2,400,000

District Of Columbia – 0.5%
Metropolitan Washington Arpts. Auth. Sys. Rev.:
Participating VRDN Series PT 689, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)(c)	5,870,000	5,870,000
3.03% (FSA Insured), VRDN (a)(b)	1,900,000	1,900,000
		7,770,000

Florida – 65.8%
Boynton Beach Cmnty. Redev. Agcy. Tax Increment Rev.
Participating VRDN Series Putters 657, 3.08% (Liquidity
Facility JPMorgan Chase & Co.) (a)(c)	1,595,000	1,595,000
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 3.03%, LOC Citibank NA,
VRDN (a)(b)	5,700,000	5,700,000
(Wickham Club Apts. Proj.) Series A, 3.06%, LOC Southtrust
Bank NA, VRDN (a)(b)	7,405,000	7,405,000
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev.
Participating VRDN Series PT 1377, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)(c)	4,330,000	4,330,000
Brevard County School Board RAN 3.75% 4/28/06	15,165,000	15,221,213
Brevard County School Board Ctfs. of Prtn. Participating VRDN
Series Putters 638, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (a)(c)	2,490,000	2,490,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series PT 2415, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	5,275,000	5,275,000
Series PT 2417, 3.08% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	5,300,000	5,300,000
Series Stars 93, 3.12% (Liquidity Facility BNP Paribas
SA) (a)(b)(c)	3,395,000	3,395,000

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity Florida Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle
Village Apts. Proj.) 3.06%, LOC Citibank NA, VRDN (a)(b) .	$ 9,200,000	$ 9,200,000
Broward County Gen. Oblig. Participating VRDN Series
Merlots 04 B9, 3.02% (Liquidity Facility Wachovia Bank
NA) (a)(c)	5,615,000	5,615,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN Series Merlots 01 A27, 3.07% (Liquidity
Facility Wachovia Bank NA) (a)(b)(c)	1,210,000	1,210,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd.
Proj.) 3.1%, LOC SunTrust Bank, VRDN (a)(b)	1,400,000	1,400,000
Broward County Port Facilities Rev. (Port Everglades Proj.)
Series 1998, 3.08% (AMBAC Insured), VRDN (a)(b)	4,300,000	4,300,000
Cape Coral Gen. Oblig. 3% 2/17/06, LOC Bank of America
NA, CP	3,000,000	3,000,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau
Club Apts. Proj.) 3.06%, LOC Key Bank NA, VRDN (a)(b)	5,000,000	5,000,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series
BA 00 O, 3.19% (Liquidity Facility Bank of America
NA) (a)(b)(c)	4,095,000	4,095,000
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 05 17, 3.16% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(b)(c)	13,051,000	13,051,000
Series Clipper 05 41, 3.12% (Liquidity Facility State Street
Bank & Trust Co., Boston) (a)(b)(c)	10,275,000	10,275,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.)
3.1%, LOC Bank of America NA, VRDN (a)(b)	2,670,000	2,670,000
Collier County Health Facilities Auth. Hosp. Rev. Bonds
(Cleveland Clinic Health Sys. Proj.) Series 2003 C2, 2.8%
tender 1/9/06, LOC Bank of America NA, CP mode	1,500,000	1,500,000
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 3.08%, LOC Fannie Mae,
VRDN (a)(b)	6,800,000	6,800,000
(Summer Lakes Phase II Apts. Proj.) 3.04%, LOC Citibank
NA, VRDN (a)(b)	12,000,000	12,000,000
Collier County School Board Ctfs. of Prtn. Participating VRDN
Series PT 2295, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	6,995,000	6,995,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.)
Series 1993, 3.15% (Monumental Life Ins. Co. Guaranteed),
VRDN (a)(b)	28,475,000	28,475,000
Deltona Util. Sys. Rev. Participating VRDN Series PT 2026,
3.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,225,000	4,225,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 26

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN:
Series BA 01 C, 3.16% (Liquidity Facility Bank of America
NA) (a)(b)(c)	$ 1,565,000	$ 1,565,000
Series PT 519, 3.12% (Liquidity Facility BNP Paribas
SA) (a)(b)(c)	1,660,000	1,660,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF
00 15, 3.19% (Liquidity Facility Bank of New York, New
York) (a)(b)(c)	3,965,000	3,965,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 901, 3.08% (Liquidity Facility Citibank NA,
New York) (a)(c)	6,100,000	6,100,000
Series EGL 00 902, 3.08% (Liquidity Facility Citibank NA,
New York) (a)(c)	5,000,000	5,000,000
Series EGL 03 25, 3.08% (Liquidity Facility Citibank NA,
New York) (a)(c)	4,900,000	4,900,000
Series EGL 04 1007 Class A, 3.08% (Liquidity Facility
Citibank NA) (a)(c)	3,875,000	3,875,000
Series Putters 137, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (a)(c)	16,055,000	16,055,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 01 906, 3.08% (Liquidity Facility Citibank NA,
New York) (a)(c)	3,000,000	3,000,000
Series PT 2030, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	13,960,000	13,960,000
Series ROC II R4521, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(c)	2,470,000	2,470,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC
II R6037, 3.08% (Liquidity Facility Citibank NA) (a)(c)	3,325,000	3,325,000
Florida Dept. of Envir. Protection Preservation Rev.
Participating VRDN:
Series Floaters 722, 3.07% (Liquidity Facility Morgan
Stanley) (a)(c)	3,680,000	3,680,000
Series ROC II R3043, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(c)	2,990,000	2,990,000
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series
ROC II R314, 3.08% (Liquidity Facility Citibank NA) (a)(c)	7,155,000	7,155,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 3.2%, LOC
SunTrust Bank, VRDN (a)(b)	1,180,000	1,180,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003
B3, 3.2%, LOC Wachovia Bank NA, VRDN (a)(b)	1,895,000	1,895,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3,
3.35%, LOC Wachovia Bank NA, VRDN (a)(b)	760,000	760,000

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Fidelity Florida Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs.
Participating VRDN Series MS 00 317, 3.07% (Liquidity
Facility Morgan Stanley) (a)(c)	$ 1,100,000	$ 1,100,000
Florida Gen. Oblig.:
Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06
(Liquidity Facility Wachovia Bank NA) (a)(c)(e)	15,600,000	15,600,000
Participating VRDN:
Series MS 98 117, 3.07% (Liquidity Facility Morgan
Stanley) (a)(c)	2,245,000	2,245,000
Series ROC II R7507, 3.08% (Liquidity Facility Citibank
NA) (a)(c)	2,640,000	2,640,000
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05
40, 3.12% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (a)(b)(c)	5,090,000	5,090,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.08%, LOC
Fannie Mae, VRDN (a)(b)	7,500,000	7,500,000
(Grande Court at North Port Apts. Proj.) Series 2004 E,
3.08%, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
(Mill Creek Apts. Proj.) 3.08%, LOC Fannie Mae,
VRDN (a)(b)	6,000,000	6,000,000
(Pinnacle Grove Apts. Proj.) Series 2003 A, 3.08%, LOC
Fannie Mae, VRDN (a)(b)	8,000,000	8,000,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 00 J, 3.16% (Liquidity Facility Bank of America
NA) (a)(b)(c)	2,625,000	2,625,000
Series LB 04 L74J, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(b)(c)	7,385,000	7,385,000
Series LB 04 L9, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(b)(c)	8,285,000	8,285,000
(Riverside Apts. Proj.) Series 2000 1, 3.04%, LOC Bank of
America NA, VRDN (a)(b)	5,735,000	5,735,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 3.12%, LOC
Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
(Valencia Village Apts. Proj.) Series G, 3.03%, LOC Fannie
Mae, VRDN (a)(b)	11,755,000	11,755,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 3.08%, LOC
Fannie Mae, VRDN (a)(b)	8,155,000	8,155,000
Florida Local Govt. Fin. Auth. Rev.:
Series A:
2.85% 3/10/06, LOC Wachovia Bank NA, CP	15,490,000	15,490,000
3.2% 3/10/06, LOC Wachovia Bank NA, CP	2,000,000	2,000,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Florida Local Govt. Fin. Auth. Rev.: – continued
Series B, 2.92% 1/3/06, LOC Wachovia Bank NA, CP (b) .	$ 1,399,000	$ 1,399,000
Florida Muni. Ln. Council Rev. Participating VRDN Series
Putters 1084, 3.08% (Liquidity Facility JPMorgan Chase &
Co.) (a)(c)	5,720,000	5,720,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series PA 535, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	9,595,000	9,595,000
Series PT 1981, 3.08% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(c)	4,995,000	4,995,000
Series PT 2319, 3.12% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)	5,175,000	5,175,000
Series 2002 E, 3.03% (FSA Insured), VRDN (a)(b)	27,760,000	27,760,000
Series 2003 B, 3.05% 3/2/06, LOC Bayerische Landesbank
Girozentrale, LOC State Street Bank & Trust Co., Boston,
CP (b)	5,000,000	5,000,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 3.05%,
LOC SunTrust Bank, VRDN (a)(b)	8,000,000	8,000,000
Hillsborough County Aviation Auth. Rev. Participating VRDN:
Series Merlots 03 A18, 3.07% (Liquidity Facility Wachovia
Bank NA) (a)(b)(c)	3,555,000	3,555,000
Series MS 1060, 3.11% (Liquidity Facility Morgan
Stanley) (a)(b)(c)	4,555,000	4,555,000
Series PT 2723, 3.12% (Liquidity Facility Dexia Cr. Local de
France) (a)(b)(c)	3,490,000	3,490,000
Series PT 2725, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	5,300,000	5,300,000
Series Putters 930, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (a)(c)	3,695,000	3,695,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 3.07%, LOC SunTrust
Bank, VRDN (a)(b)	7,300,000	7,300,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 3.04%, LOC
Bank of America NA, VRDN (a)(b)	5,600,000	5,600,000
(Meridian Pointe Apts. proj.) 3.03%, LOC Citibank NA,
VRDN (a)(b)	6,600,000	6,600,000
(Mobley Park Apts. Proj.) Series A, 3.09%, LOC Freddie
Mac, VRDN (a)(b)	8,000,000	8,000,000
(Morgan Creek Apts. Proj.) 3.08%, LOC Fannie Mae,
VRDN (a)(b)	12,700,000	12,700,000
(Royal Palm Key Apts. Proj.) 3.03%, LOC Fannie Mae,
VRDN (a)(b)	4,530,000	4,530,000

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity Florida Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo
Importing Co. Proj.):
3.15%, LOC Bank of America NA, VRDN (a)(b)	$20,000	$20,000
3.26%, LOC Bank of America NA, VRDN (a)(b)	700,000	700,000
Hillsborough County Port District Participating VRDN:
Series MS 1019, 3.11% (Liquidity Facility Morgan
Stanley) (a)(b)(c)	2,873,000	2,873,000
Series PT 2571, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	4,380,000	4,380,000
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II
R4055, 3.08% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(c)	2,750,000	2,750,000
Indian River County Hosp. District Hosp. Rev.:
Bonds (Indian River Memorial Hosp. Proj.):
Series 1988, 2.8% tender 3/3/06, LOC Wachovia Bank
NA, CP mode	11,800,000	11,800,000
Series 1989, 2.8% tender 3/3/06, LOC Wachovia Bank
NA, CP mode	5,250,000	5,250,000
Series 1990, 2.8% tender 3/3/06, LOC Wachovia Bank
NA, CP mode	4,500,000	4,500,000
Series 1985, 3.14%, LOC Wachovia Bank NA, VRDN (a)	12,700,000	12,700,000
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.)
3.1%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)(b)	2,100,000	2,100,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.)
Series 2002, 3.1%, LOC Bank of America NA, VRDN (a)(b)	3,675,000	3,675,000
Jacksonville Health Facilities Auth. Hosp. Rev. Bonds (Baptist
Med. Ctr. Proj.) 2.8% tender 1/9/06, LOC Bank of America
NA, CP mode	1,500,000	1,500,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood
Forest Apts. Proj.) 3.04%, LOC JPMorgan Chase Bank,
VRDN (a)(b)	2,500,000	2,500,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters
408, 3.08% (Liquidity Facility JPMorgan Chase Bank) (a)(c) .	2,695,000	2,695,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 3.12% (Liquidity Facility Morgan
Stanley) (a)(b)(c)	6,995,000	6,995,000
Series MS 01 811, 3.12% (Liquidity Facility Morgan
Stanley) (a)(b)(c)	3,000,000	3,000,000
Series ROC II R14, 3.11% (Liquidity Facility Citibank
NA) (a)(b)(c)	6,870,000	6,870,000
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee
Memorial Health Sys. Proj.) 6% 4/1/06 (MBIA Insured)	2,640,000	2,667,630

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount

Florida – continued
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers
Util., Inc. Proj.) Series A, 3.05%, LOC SunTrust Bank,
VRDN (a)(b)	$13,240,000	$ 13,240,000
Manatee County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN
Series PT 2072, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	3,555,000	3,555,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Centre
Court Apts. Proj.) Series 2000 A, 3.04%, LOC SunTrust
Bank, VRDN (a)(b)	3,655,000	3,655,000
Marion County School Board Ctfs. of Prtn. Participating VRDN
Series Merlots 05 D7, 3.01% (Liquidity Facility Wachovia
Bank NA) (a)(c)	12,720,000	12,720,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.)
Series 2000, 3.05%, VRDN (a)	15,200,000	15,200,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series 2003 L22J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(b)(c)	1,300,000	1,300,000
Series LB O5 L23, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(b)(c)	7,655,000	7,655,000
Series PT 3246, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	1,225,000	1,225,000
Series PT 3247, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	15,800,000	15,800,000
Series TOC 05 II, 3.11% (Liquidity Facility Goldman Sachs
Group, Inc.) (a)(b)(c)	5,400,000	5,400,000
Miami-Dade County Cap. Asset Acquisition Participating
VRDN Series TOC 05 Z9, 3.12% (Liquidity Facility Goldman
Sachs Group, Inc.) (a)(c)	13,960,000	13,960,000
Miami-Dade County Expressway Auth. Participating VRDN
Series Putters 01 160, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (a)(c)	7,995,000	7,995,000
Miami-Dade County Health Facilities Auth. Hosp. Rev.
Participating VRDN Series Putters 208, 3.08% (Liquidity
Facility JPMorgan Chase Bank) (a)(c)	6,775,000	6,775,000
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00
HHH, 3.32%, tender 11/7/06 (Liquidity Facility Wachovia
Bank NA) (a)(b)(c)(e)	6,055,000	6,055,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev.
(22nd Avenue Apartments, 183rd Street Apartments &
187th Street Apartments Proj.) Series 2003 3, 3.04%, LOC
Citibank NA, VRDN (a)(b)	8,800,000	8,800,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Airis Miami LLC Proj.) Series 1999 A, 3.08% (AMBAC
Insured), VRDN (a)(b)	13,450,000	13,450,000

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Fidelity Florida Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Miami-Dade County Indl. Dev. Auth. Rev.: – continued
(Badia Spices, Inc. Proj.) 3.1%, LOC Bank of America NA,
VRDN (a)(b)	$ 5,400,000	$ 5,400,000
(Cigarette Boats Racing Team Proj.) 3.1%, LOC Bank of
America NA, VRDN (a)(b)	2,440,000	2,440,000
(Tarmac America Proj.) 3.1%, LOC Bank of America NA,
VRDN (a)(b)	3,200,000	3,200,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN
Series MSTC 02 9043, 3.02% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(c)	6,800,000	6,800,000
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series A, 3.5% 4/1/06 (AMBAC Insured)	2,225,000	2,230,764
Participating VRDN:
Series Putters 534, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (a)(c)	3,195,000	3,195,000
Series ROC II R4022, 3.08% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(c)	4,185,000	4,185,000
Miami-Dade County Stormwater Util. Rev. Participating VRDN
Series Putters 1086, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (a)(c)	1,960,000	1,960,000
Miramar Cap. Impt. Rev. Participating VRDN Series ROC II
R3044, 3.08% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(c)	7,655,000	7,655,000
Ocean Hwy. & Port Auth. Rev. Series 1990:
3.05%, LOC Wachovia Bank NA, VRDN (a)(b)	1,700,000	1,700,000
3.05%, LOC Wachovia Bank NA, VRDN (a)(b)	1,700,000	1,700,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys.
Proj.) Series 1992, 3.17%, LOC JPMorgan Chase Bank,
VRDN (a)(b)	1,515,000	1,515,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating
VRDN:
Series MT 118, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	2,000,000	2,000,000
Series MT 164, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	10,715,000	10,715,000
Series PT 2411, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	15,200,000	15,200,000
Series PT 919, 3.09% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	5,485,000	5,485,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 3.04%, LOC Citibank
NA, VRDN (a)(b)	6,920,000	6,920,000
(Osprey Ridge Apts. Proj.) Series 2000 H, 3.08%, LOC
Fannie Mae, VRDN (a)(b)	8,460,000	8,460,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Municipal Securities continued
	Principal	Value (Note 1)
	Amount

Florida – continued
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced
Drainage Sys., Inc. Proj.) 3.17%, LOC Nat’l. City Bank,
VRDN (a)(b)	$ 2,655,000	$ 2,655,000
Orange County School Board Ctfs. of Prtn. Participating VRDN
Series Putters 738, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (a)(c)	1,750,000	1,750,000
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN
Series EGL 04 1015 Class A, 3.08% (Liquidity Facility
Citibank NA) (a)(c)	4,260,000	4,260,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay
Apts. Proj.) Series A, 3.04%, LOC Fannie Mae, VRDN (a)(b)	5,600,000	5,600,000
Palm Beach Co. Pub. Impt. Rev. Participating VRDN Series DB
184, 3.07% (Liquidity Facility Deutsche Bank AG) (a)(c)	4,360,000	4,360,000
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.)
Series 2001, 3.1%, LOC Bank of America NA, VRDN (a)	5,800,000	5,800,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev.
(Renaissance Apts. Proj.) 3.03%, LOC Fannie Mae,
VRDN (a)(b)	18,500,000	18,500,000
Palm Beach County Rev. (Zoological Society of Palm Beach
Proj.) 3.1%, LOC Northern Trust Co., Chicago, VRDN (a)	3,900,000	3,900,000
Palm Beach County School Board Ctfs. of Prtn. Participating
VRDN Series ROC II R5035, 3.08% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,580,000	5,580,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series
1999, 3.15%, LOC Bank of America NA, VRDN (a)(b)	2,055,000	2,055,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev.
Participating VRDN Series FRRI 03 L10J, 3.14% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,840,000	3,840,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev.
Participating VRDN:
Series CDC 04 4 Class A, 3.13% (Liquidity Facility CDC
Fin. CDC IXIS) (a)(b)(c)	5,465,000	5,465,000
Series MT 66, 3.13% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(b)(c)	16,945,000	16,945,000
Series MT 9, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	5,155,000	5,155,000
Series PT 2239, 3.13% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	9,360,000	9,360,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas,
Inc. Proj.) 3.1%, LOC ABN AMRO Bank NV, VRDN (a)(b)	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge
Cove Apts. Proj.) Series 2001, 3.04%, LOC Fannie Mae,
VRDN (a)(b)	3,900,000	3,900,000
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91,
3.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,020,000	3,020,000

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Fidelity Florida Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.):
Series 1984 H3, 2.8%, tender 3/15/06 (Nat’l. Rural Utils.
Coop. Fin. Corp. Guaranteed) (a)	$ 6,000,000	$ 6,000,000
Series 1984 H4, 2.8%, tender 3/15/06 (Nat’l. Rural Utils.
Coop. Fin. Corp. Guaranteed) (a)	3,000,000	3,000,000
(Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 3.15% (Nat’l. Rural Utils. Coop. Fin.
Corp. Guaranteed), VRDN (a)	13,565,000	13,565,000
Series 1984 H2, 3.15% (Nat’l. Rural Utils. Coop. Fin.
Corp. Guaranteed), VRDN (a)	9,915,000	9,915,000
Series 1984 S, 3.15% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (a)	4,240,000	4,240,000
Reedy Creek Impt. District Participating VRDN Series Putters
902, 3.08% (Liquidity Facility JPMorgan Chase Bank) (a)(c) .	7,180,000	7,180,000
Reedy Creek Impt. District Utils. Rev. Participating VRDN Series
ROC II R4027, 3.08% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (a)(c)	2,820,000	2,820,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 3.03%, LOC Fannie Mae,
VRDN (a)(b)	1,000,000	1,000,000
(Summerset Village Proj.) 3.09%, LOC SunTrust Bank,
VRDN (a)(b)	10,740,000	10,740,000
Saint Johns County Sales Tax Rev. Participating VRDN Series
ROC II R 2142, 3.08% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (a)(c)	5,365,000	5,365,000
Saint Johns County Wtr. & Swr. Rev. Participating VRDN Series
PZ 90, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	2,880,000	2,880,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C,
3.1%, LOC SunTrust Bank, VRDN (a)(b)	500,000	500,000
Sarasota County Util. Sys. Rev. Participating VRDN Series
Putters 852, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (a)(c)	4,520,000	4,520,000
Seminole County School Board Ctfs. of Prtn. Participating
VRDN Series ROC II R4537, 3.08% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,705,000	5,705,000
Sumter County Indl. Auth. Rev. (Villages Tri-County Med. Ctr.
Proj.) Series 2001, 3.15%, LOC SunTrust Bank, VRDN (a)	2,655,000	2,655,000
Sunshine State Govt. Fing. Commission Rev. Series 2001 G,
2.8% 1/9/06 (FGIC Insured), CP (b)	29,895,000	29,895,000
Tallahassee Cap. Rev. Participating VRDN:
Series Putters 606, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (a)(c)	2,595,000	2,595,000
See accompanying notes which are an integral part of the financial statements.

Annual Report 34

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Tallahassee Cap. Rev. Participating VRDN: – continued
Series Putters 607, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (a)(c)	$ 2,295,000	$ 2,295,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000,
3.15%, LOC Wachovia Bank NA, VRDN (a)(b)	4,240,000	4,240,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN:
Series Merlots 01 A130, 3.02% (Liquidity Facility
Wachovia Bank NA) (a)(c)	9,915,000	9,915,000
Series MS 98 112, 3.07% (Liquidity Facility Morgan
Stanley) (a)(c)	5,745,000	5,745,000
3.1%, LOC Bank of America NA, VRDN (a)(b)	10,315,000	10,315,000
Volusia County Edl. Facilities Auth. Rev. Participating VRDN
Series Putters 886, 3.08% (Liquidity Facility JPMorgan Chase
& Co.) (a)(c)	3,335,000	3,335,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon
Trace Apts. Proj.) 3.03%, LOC Fannie Mae, VRDN (a)(b)	9,500,000	9,500,000
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series
MS 979, 3.07% (Liquidity Facility Morgan Stanley) (a)(c)	7,057,500	7,057,500
		1,080,475,107

Georgia – 0.7%
Atlanta Arpt. Rev. Participating VRDN:
Series MT 11, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	1,490,000	1,490,000
Series MT 43, 3.12% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(b)(c)	2,150,000	2,150,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.):
Series 2000 B, 3.11%, LOC Gen. Elec. Cap. Corp.,
VRDN (a)(b)	3,290,000	3,290,000
Series 2000 C, 3.11%, LOC Gen. Elec. Cap. Corp.,
VRDN (a)(b)	2,800,000	2,800,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc.
Proj.) Series 1994, 3.14%, LOC JPMorgan Chase Bank,
VRDN (a)(b)	1,075,000	1,075,000
		10,805,000

Hawaii – 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PA 1238,
3.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,695,000	1,695,000

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Fidelity Florida Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Illinois – 1.7%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS
1152, 3.12% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 6,500,000	$ 6,500,000
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996,
3.15%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,500,000	1,500,000
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN:
Series MT 49, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	2,000,000	2,000,000
Series PT 1993, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	1,080,000	1,080,000
Series PT 980, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	2,665,000	2,665,000
Series ROC II R70, 3.12% (Liquidity Facility Citibank
NA) (a)(b)(c)	2,100,000	2,100,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Camcraft Proj.) Series
1993, 3.22%, LOC JPMorgan Chase Bank, VRDN (a)(b)	100,000	100,000
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.)
Series 1994, 3%, LOC JPMorgan Chase Bank, VRDN (a)	2,900,000	2,900,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN Series PZ 62, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Puttable Floating Option Tax Receipts Participating VRDN
Series PZP 6, 3.19% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(c)	2,595,000	2,595,000
Will County School District #122 Participating VRDN Series PZ
59, 3.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c) .	5,130,000	5,130,000
		28,570,000

Indiana – 0.4%
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996,
3.26%, LOC JPMorgan Chase Bank, VRDN (a)(b)	100,000	100,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MACN 05 P, 3.12% (Liquidity Facility Bank of
America NA) (a)(b)(c)	3,125,000	3,125,000
Series Putters 1154, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (a)(b)(c)	3,710,000	3,710,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 3.25%,
LOC JPMorgan Chase Bank, VRDN (a)(b)	255,000	255,000
		7,190,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 36

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Kentucky 0.5%
Kenton County Arpt. Board Arpt. Rev. Participating VRDN
Series FRRI 02 L15, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(b)(c)	$ 5,000,000	$ 5,000,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series
1991 E, 3.03% (AMBAC Insured), VRDN (a)(b)	2,800,000	2,800,000
		7,800,000

Louisiana – 2.1%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev.
Participating VRDN Series MS 973, 3.14% (Liquidity Facility
Morgan Stanley) (a)(b)(c)	3,795,000	3,795,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series MS 1066, 3.14% (Liquidity
Facility Morgan Stanley) (a)(b)(c)	1,327,000	1,327,000
Participating VRDN Series Clipper 05 11, 3.19% (Liquidity
Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,559,000	4,559,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals,
Inc. Proj.):
3.08%, VRDN (a)(b)	6,250,000	6,250,000
3.08%, VRDN (a)(b)	5,000,000	5,000,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.1% tender
12/15/05, CP mode	3,300,000	3,300,000
(Dow Chemical Co. Proj.):
Series 1993, 3.17%, VRDN (a)(b)	3,800,000	3,800,000
Series 1994 B, 3.1%, VRDN (a)	2,000,000	2,000,000
Series 1995, 3.17%, VRDN (a)(b)	5,150,000	5,150,000
		35,181,000

Maine – 0.3%
Maine Fin. Auth. Solid Waste Disposable Rev. Participating
VRDN Series PT 2833, 3.15% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(b)(c)	4,995,000	4,995,000
Maryland 0.7%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev. Participating VRDN Series MT 160, 3.09% (Liquidity
Facility Merrill Lynch & Co., Inc.) (a)(c)	2,900,000	2,900,000
Montgomery County Hsg. Opportunity Commission Single
Family Mtg. Rev. Participating VRDN Series MT 89, 3.13%
(Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	7,835,000	7,835,000
		10,735,000

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Fidelity Florida Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Michigan – 0.4%
Michigan Strategic Fund Ltd. Oblig. Rev. Participating VRDN
Series Putters 858Z, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (a)(b)(c)	$ 3,070,000	$ 3,070,000
Wayne County Arpt. Auth. Rev. Participating VRDN Series MT
115, 3.12% (Liquidity Facility Svenska Handelsbanken
AB) (a)(b)(c)	2,735,000	2,735,000
		5,805,000

Minnesota 0.4%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN:
Series MT 118, 3.13% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(b)(c)	1,755,000	1,755,000
Series MT 120, 3.09% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(c)	1,740,000	1,740,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN Series PT 727, 3.12%
(Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,700,000	1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series PA
1256, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	1,240,000	1,240,000
		6,435,000

Mississippi – 0.1%
Mississippi Home Corp. Single Family Rev. Participating VRDN
Series PT 1446, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	1,730,000	1,730,000
Missouri – 0.8%
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 1990 A,
3.03%, LOC Bank of America NA, VRDN (a)(b)	2,700,000	2,700,000
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.
Participating VRDN Series PT 2530, 3.12% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)(c)	5,875,000	5,875,000
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.)
Series 2003 C, 3.06%, LOC U.S. Bank NA, Minnesota,
VRDN (a)(b)	4,050,000	4,050,000
		12,625,000

Nebraska – 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating
VRDN Series Merlots 00 UU, 3.07% (Liquidity Facility
Wachovia Bank NA) (a)(b)(c)	950,000	950,000
Nevada 0.4%
Clark County Arpt. Rev. Participating VRDN Series Putters 910,
3.11% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	5,385,000	5,385,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Nevada – continued
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex
Corp. Proj.) 3.26%, LOC JPMorgan Chase Bank,
VRDN (a)(b)	$525,000	$525,000
Nevada Gen. Oblig. Participating VRDN Series Putters 840,
3.08% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
		5,915,000

New Hampshire – 0.4%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
3, 3.15% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (a)(b)(c)	4,114,000	4,114,000
New Hampshire Hsg. Fin. Auth. Single Family Rev.
Participating VRDN Series Merlots 01 A82, 3.07% (Liquidity
Facility Wachovia Bank NA) (a)(b)(c)	3,145,000	3,145,000
		7,259,000

New Mexico – 0.6%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN
Series BA 04B, 3.08% (Liquidity Facility Bank of America
NA) (a)(c)	5,160,000	5,160,000
New Mexico Mtg. Fin. Auth. Participating VRDN Series
Clipper 05 15, 3.24% (Liquidity Facility State Street Bank &
Trust Co., Boston) (a)(b)(c)	4,100,000	4,100,000
		9,260,000

Non State Specific 0.3%
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 04 11, 3.19% (Liquidity Facility State Street
Bank & Trust Co., Boston) (a)(b)(c)	3,640,000	3,640,000
Series Clipper 05 7, 3.16% (Liquidity Facility State Street
Bank & Trust Co., Boston) (a)(c)	1,700,000	1,700,000
		5,340,000

North Carolina – 1.1%
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.
Participating VRDN:
Series FRRI 03 L17, 3.14% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(b)(c)	2,100,000	2,100,000
Series LB 03 L44J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(b)(c)	1,800,000	1,800,000

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Fidelity Florida Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
North Carolina – continued
North Carolina State Ed. Assistance Auth. Student Ln. Rev.
Series 2005 A3, 3.08% (AMBAC Insured), VRDN (a)(b)	$11,900,000	$ 11,900,000
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series PT
2569, 3.12% (Liquidity Facility Dexia Cr. Local de
France) (a)(b)(c)	2,970,000	2,970,000
		18,770,000

North Dakota 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 3.15%, LOC U.S.
Bank NA, Minnesota, VRDN (a)(b)	1,200,000	1,200,000
Ohio – 0.1%
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 3.35%,
VRDN (a)(b)	1,300,000	1,300,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.)
3.26%, LOC JPMorgan Chase Bank, VRDN (a)(b)	625,000	625,000
		1,925,000

Oklahoma – 0.2%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.
Participating VRDN Series LB 03 L29J, 3.14% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,470,000	3,470,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 01 582, 3.12% (Liquidity
Facility Morgan Stanley) (a)(b)(c)	290,000	290,000
		3,760,000

Oregon – 0.1%
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.)
3.1%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	2,400,000	2,400,000
Pennsylvania – 0.8%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children’s
Hosp. Proj.) Series 2004 A, 3.17%, VRDN (a)	3,600,000	3,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.)
Series 1998 A1, 3.1%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(b)	7,300,000	7,300,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 996, 3.11% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)(c)	1,505,000	1,505,000
		12,405,000

Rhode Island – 0.1%
Rhode Island Econ. Dev. Corp. Participating VRDN Series
Putters 971, 3.11% (Liquidity Facility JPMorgan Chase &
Co.) (a)(b)(c)	1,740,000	1,740,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
South Carolina – 0.7%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 3.11%, VRDN (a)	$ 2,600,000	$ 2,600,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating
VRDN Series BA 01 L, 3.19% (Liquidity Facility Bank of
America NA) (a)(b)(c)	2,775,000	2,775,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.
(Mohawk Ind., Inc. Proj.) Series 1997 B, 3.14%, LOC
Wachovia Bank NA, VRDN (a)(b)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds 3.05% tender 1/6/06, CP
mode	5,100,000	5,100,000
		11,675,000

South Dakota 0.5%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series LB 04 L34J, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(b)(c)	2,210,000	2,210,000
Series LB 04 L67 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(b)(c)	3,375,000	3,375,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating
VRDN Series PT 957, 3.13% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(b)(c)	3,320,000	3,320,000
		8,905,000

Tennessee – 0.5%
Memphis Gen. Oblig. Participating VRDN Series Putters 757,
3.08% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,795,000	1,795,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 3.14% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(b)(c)	2,430,000	2,430,000
Series LB L32J, 3.19% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(b)(c)	4,220,000	4,220,000
		8,445,000

Texas 4.3%
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V,
3.12% (Liquidity Facility Bank of America NA) (a)(c)	6,415,000	6,415,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
3.04%, LOC Wachovia Bank NA, VRDN (a)(b)	1,400,000	1,400,000
3.04%, LOC Wachovia Bank NA, VRDN (a)(b)	1,100,000	1,100,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev. (Dow Chemical Co. Proj.) Series A2, 3.17%,
VRDN (a)(b)	1,000,000	1,000,000

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Fidelity Florida Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Texas continued
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN:
Series Merlots 00 II, 3.07% (Liquidity Facility Wachovia Bank
NA) (a)(b)(c)	$ 3,200,000	$ 3,200,000
Series Merlots 03 A34, 3.07% (Liquidity Facility Wachovia
Bank NA) (a)(b)(c)	1,600,000	1,600,000
Series PT 2156, 3.12% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)(c)	2,610,000	2,610,000
Series Putters 1022, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (a)(b)(c)	4,470,000	4,470,000
Series Putters 353, 3.11% (Liquidity Facility JPMorgan Chase
Bank) (a)(b)(c)	1,650,000	1,650,000
Series Putters 604, 3.11% (Liquidity Facility JPMorgan Chase
& Co.) (a)(b)(c)	2,155,000	2,155,000
Series ROC II 251, 3.12% (Liquidity Facility Citibank
NA) (a)(b)(c)	2,525,000	2,525,000
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Cherrycrest
Villas Apts. Proj.) 3.15%, LOC Wachovia Bank NA,
VRDN (a)(b)	4,800,000	4,800,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon
Mobil Proj.) 2.98% (Exxon Mobil Corp. Guaranteed),
VRDN (a)(b)	3,000,000	3,000,000
Harris County Gen. Oblig. Participating VRDN Series Putters
1172Z, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (a)(c)	5,835,000	5,835,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities
Rev. (Onyx Envir. Svcs. Proj.) 3.1%, LOC Fleet Nat’l. Bank,
VRDN (a)(b)	3,500,000	3,500,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series A, 3.03%
(AMBAC Insured), VRDN (a)(b)	4,900,000	4,900,000
San Antonio Arpt. Sys. Rev. Participating VRDN Series Stars
107, 3.12% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	4,325,000	4,325,000
Texas Gen. Oblig. TRAN 4.5% 8/31/06	16,000,000	16,174,240
		70,659,240

Utah 0.3%
Utah Board of Regents Student Ln. Rev. Series 1996 Q, 3.03%
(AMBAC Insured), VRDN (a)(b)	5,000,000	5,000,000
Vermont – 0.1%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN
Series BA 02 I, 3.17% (Liquidity Facility Bank of America
NA) (a)(b)(c)	2,095,000	2,095,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 42

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Virginia – 0.9%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 3.13% (Liquidity Facility Lloyds TSB Bank
PLC) (a)(c)	$ 1,300,000	$ 1,300,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.) Series 1992, 3.15% tender 3/9/06,
CP mode (b)	1,200,000	1,200,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.):
Series 1984:
2.93% tender 12/9/05, CP mode	4,000,000	4,000,000
2.95% tender 12/19/05, CP mode	4,000,000	4,000,000
Series 1987, 3.1% tender 3/9/06, CP mode	2,100,000	2,100,000
Virginia Port Auth. Commonwealth Port Rev. Participating
VRDN Series PT 2671, 3.11% (Liquidity Facility Dexia Cr.
Local de France) (a)(b)(c)	2,640,000	2,640,000
		15,240,000

Washington 0.8%
Port of Seattle Rev. Participating VRDN:
Series MS 1169X, 3.09% (Liquidity Facility Morgan
Stanley) (a)(b)(c)	5,005,000	5,005,000
Series MT 139, 3.12% (Liquidity Facility BNP Paribas
SA) (a)(b)(c)	2,875,000	2,875,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series E, 3.1%, LOC JPMorgan
Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
		12,880,000

West Virginia – 0.3%
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.)
3.24%, LOC Huntington Nat’l. Bank, Columbus, VRDN (a)	4,640,000	4,640,000
Wisconsin – 0.9%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply
Proj.) 3.26%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,070,000	1,070,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN Series ROC II R367, 3.12% (Liquidity
Facility Citibank NA) (a)(b)(c)	3,745,000	3,745,000
Series 2003 B, 3.03% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (a)(b)	9,180,000	9,180,000
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev.
Participating VRDN Series MT 106, 3.13% (Liquidity Facility
Lloyds TSB Bank PLC) (a)(b)(c)	725,000	725,000
		14,720,000

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Fidelity Florida Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Shares	Value (Note 1)
Other – 3.1%
Fidelity Municipal Cash Central Fund, 3.08% (d)	50,067,400	$ 50,067,400

TOTAL INVESTMENT PORTFOLIO 94.6%
(Cost $1,555,324,747)		1,555,324,747

NET OTHER ASSETS – 5.4%		88,036,429
NET ASSETS 100%	$ 1,643,361,176

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION
NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND
NOTE

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Provides evidence of ownership in one
or more underlying municipal bonds.

(d) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $21,655,000
or 1.3% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Florida Gen.
Oblig. Bonds
Series Merlots 05
A22, 3.35%,
tender 11/14/06
(Liquidity Facility
Wachovia Bank
NA)	11/16/05	$15,600,000
Miami Dade
County Hsg. Fin.
Auth. Bonds
Series Merlots 00
HHH, 3.32%,
tender 11/7/06
(Liquidity Facility
Wachovia Bank	7/17/00 -
NA)	11/12/03	$ 6,055,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 44

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Municipal Cash Central Fund	$724,244

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Fidelity Florida Municipal Money Market Fund
Financial Statements

Statement of Assets and Liabilities
		November 30, 2005

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,505,257,347)	$1,505,257,347
Affiliated Central Funds (cost $50,067,400)	50,067,400
Total Investments (cost $1,555,324,747)		$1,555,324,747
Cash		76,504,737
Receivable for fund shares sold		32,418,667
Interest receivable		7,089,918
Other receivables		153,759
Total assets		1,671,491,828

Liabilities
Payable for investments purchased	$ 18,397,710
Payable for fund shares redeemed	9,038,162
Distributions payable	33,589
Accrued management fee	660,305
Other affiliated payables	886
Total liabilities		28,130,652

Net Assets		$ 1,643,361,176
Net Assets consist of:
Paid in capital		$1,643,271,883
Undistributed net investment income		63,699
Accumulated undistributed net realized gain (loss) on
investments		25,594
Net Assets, for 1,643,221,603 shares outstanding		$ 1,643,361,176
Net Asset Value, offering price and redemption price per
share ($1,643,361,176 ÷ 1,643,221,603 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

46

Statement of Operations
	Year ended November 30, 2005

Investment Income
Interest		$36,012,987
Income from affiliated Central Funds		724,244
Total income		36,737,231

Expenses
Management fee	$8,053,290
Independent trustees’ compensation	7,289
Total expenses before reductions	8,060,579
Expense reductions	(1,571,235)	6,489,344

Net investment income		30,247,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		40,377
Net increase in net assets resulting from operations		$30,288,264

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Fidelity Florida Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		November 30,	November 30,
		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 30,247,887	$ 9,815,717
Net realized gain (loss)		40,377	12,418
Net increase in net assets resulting from operations	.	30,288,264	9,828,135
Distributions to shareholders from net investment income	.	(30,248,445)	(9,814,480)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		5,221,578,190	3,742,100,400
Reinvestment of distributions		29,775,180	9,653,318
Cost of shares redeemed		(5,001,856,968)	(3,320,390,700)
Net increase (decrease) in net assets and shares
resulting from share transactions		249,496,402	431,363,018
Total increase (decrease) in net assets		249,536,221	431,376,673

Net Assets
Beginning of period		1,393,824,955	962,448,282
End of period (including undistributed net investment
income of $63,699 and undistributed net investment
income of $64,257, respectively)		$ 1,643,361,176	$ 1,393,824,955

See accompanying notes which are an integral part of the financial statements.

Annual Report

48

Financial Highlights
Years ended November 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	019.007		.007	.011	.027
Distributions from net investment
income	(.019)	(.007)	(.007)	(.011)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	1.91%	.75%	.66%	1.14%	2.69%
Ratios to Average Net AssetsC
Expenses before reductions	50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if
any	50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	40%	.49%	.49%	.46%	.45%
Net investment income	1.88%	.75%	.67%	1.14%	2.77%
Supplemental Data
Net assets, end of period
(000 omitted)	$1,643,361	$1,393,825	$962,448	$787,714	$556,295

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the former account closeout fee.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Notes to Financial Statements

For the period ended November 30, 2005

1. Significant Accounting Policies.

Fidelity Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Florida Municipal Income Fund to Fidelity Florida Municipal Income Fund effective August 15, 2005. Fidelity Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Florida. Certain funds may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market fund are valued at amortized cost which approximates value.

Annual Report

50

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, each fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to losses deferred on futures transactions, market discount, deferred trustees compensation and wash sales.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Florida Municipal
Income Fund	$ 480,776,339	$ 15,678,546	$ (2,880,869)	$ 12,797,677
Fidelity Florida Municipal
Money Market Fund	1,555,324,747

Undistributed
			Undistributed	Long-term
			Ordinary Income	Capital Gain
Fidelity Florida Municipal Income Fund			$ 7,904	$ 6,340,320
Fidelity Florida Municipal Money Market Fund			64,584	—

		51		Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

The tax character of distributions paid was as follows:

		November 30, 2005
		Long-term Capital
	Tax-exempt Income	Gains	Total
Fidelity Florida Municipal
Income Fund	$ 20,024,782	$ 1,482,849	$ 21,507,631
Fidelity Florida Municipal
Money Market Fund	30,248,445	—	30,248,445

		November 30, 2004
		Long-term Capital
	Tax-exempt Income	Gains	Total
Fidelity Florida Municipal
Income Fund	$ 20,814,218	$ 8,261,770	$ 29,075,988
Fidelity Florida Municipal
Money Market Fund	9,814,480		9,814,480

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterpar ties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settle ment price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Annual Report

52

2. Operating Policies continued

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements”.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $177,195,874 and $174,459,602, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .37% of the fund’s average net assets.

FMR and its affiliates provide money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

53 Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund’s transfer and share holder servicing agent and accounting functions. The fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Florida Municipal Income Fund	07%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the income fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction

Fidelity Florida Municipal Income
Fund	$8,437	$282,630	$62,894

In addition, through an arrangement with the money market fund’s custodian and transfer agent, $1,571,235 of credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee.

Annual Report 54

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is consid ered remote.

55 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Fidelity Florida Municipal Income Fund (formerly Spartan Florida Municipal Income Fund) and Fidelity Florida Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Florida Municipal Income Fund (formerly Spartan Florida Municipal Income Fund) (a fund of Fidelity Court Street Trust) and Fidelity Florida Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (here after referred to as “financial statements”) are the responsibility of the Fidelity Court Street Trust’s and Fidelity Court Street Trust II’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts January 17, 2006

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56

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1977 or 1991

Trustee of Fidelity Court Street Trust (1977) and Fidelity Court Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees.

Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Execu tive Committee of FMR; Chairman and a Director of Fidelity Manage ment & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

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Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Florida Municipal Money Market (2005 present) and Florida Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addi tion, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

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Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Compa ny (DTC) (1999 2003) and President and Board member of the Nation al Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

59 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

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Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

61 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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62

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Florida Municipal Money Market and Florida Muni cipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of Florida Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present).

Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

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Trustees and Officers - continued

Name, Age; Principal Occupation David L. Murphy (57)

Year of Election or Appointment: 2002 or 2005

Vice President of Florida Municipal Money Market (2002) and Florida Municipal Income (2005). Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Invest ments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Florida Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Michael J. Marchese (48)

Year of Election or Appointment: 2004

Vice President of Florida Municipal Money Market. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assum ing his current responsibilities, Mr. Marchese worked as a legal analyst and portfolio manager.

Douglas T. McGinley (40)

Year of Election or Appointment: 2004

Vice President of Florida Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley served as an analyst and manager.

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64

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Florida Municipal Money Market and Florida Municipal Income. He also serves as Secretary of other Fidelity funds; Vice Presi dent, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC)(1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Florida Municipal Money Market and Florida Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Florida Municipal Money Market and Florida Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

65 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Florida Municipal Money Market and Florida Municipal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Florida Municipal Money Market and Florida Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Florida Municipal Money Market and Florida Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Florida Municipal Money Market and Florida Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

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66

Name, Age; Principal Occupation Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Florida Municipal Money Market and Florida Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Florida Municipal Money Market and Florida Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR

(2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Florida Municipal Money Market and Florida Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR

(2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1992

Assistant Treasurer of Florida Municipal Money Market and Florida Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Florida Municipal Money Market and Florida Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

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Trustees and Officers - continued

Name, Age; Principal Occupation Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Florida Municipal Money Market and Florida Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Florida Municipal Money Market and Florida Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Florida Municipal Money Market and Florida Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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Distributions

The Board of Trustees of Fidelity Florida Municipal Income Fund voted to pay on December 19, 2005, to shareholders of record at the opening of business on December 16, 2005, a distribution of $.145 per share derived from capital gains realized from sales of portfolio securities.

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if sub sequently determined to be different, the net capital gain of such year; and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Fund	November 30, 2005	November 30, 2004
Fidelity Florida Municipal Income Fund	$6,913,638	$1,478,128
Fidelity Florida Municipal Money Market Fund	$25,592	—

During fiscal year ended 2005, 100% of each fund’s income dividends were free from federal income tax, and 14.71% and 59.75% of the income fund and money market’s income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

69 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Florida Municipal Income Fund (formerly Spartan Florida Municipal Income Fund) / Fidelity Florida Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its sharehold ers by Fidelity (including the investment performance of each fund); (2) the competi tiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and indepen dent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s

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70

shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

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Board Approval of Investment Advisory Contracts and Management Fees continued

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a broad based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”) (bond fund only), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The Board did not consider that Lipper peer group to be a meaningful comparison for Fidelity Florida Municipal Money Market Fund, however, because the peer group combines tax exempt money market funds from several different states. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

72

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for certain periods, although the one year cumulative total return of the fund compared favorably to its benchmark.

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

73 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 23% would mean that 77% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Fidelity Florida Municipal Money Market Fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (including transfer agent fees, pricing and book keeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

Annual Report

74

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of Spartan Florida Municipal Income Fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

75 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

In its review of Fidelity Florida Municipal Money Market Fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also noted the effects of any waivers and reim bursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board

Annual Report

76

believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Spartan Florida Municipal Income Fund only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that Spartan Florida Municipal Income Fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional

77 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

Annual Report

78

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

79 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
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2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 80

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

81 Annual Report

81

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SFC UANN-0106 1.786714.102

Fidelity® New Jersey
Municipal Income Fund
(formerly Spartan® New Jersey
Municipal Income Fund)
Fidelity New Jersey AMT
Tax Free Money Market Fund
(formerly Spartan New Jersey
Municipal Money Market Fund)
Fidelity New Jersey Municipal
Money Market Fund

Annual Report November 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Shareholder Expense	5	An example of shareholder expenses.
Example
Fidelity New Jersey Municipal Income Fund
	7	Performance
	8	Management’s Discussion
	9	Investment Changes
	10	Investments
	18	Financial Statements
Fidelity New Jersey AMT Tax Free Money Market Fund
	22	Investment Changes/Performance
	23	Investments
	31	Financial Statements
Fidelity New Jersey Municipal Money Market Fund
	35	Investment Changes/Performance
	36	Investments
	47	Financial Statements
Notes	51	Notes to the financial statements
Report of Independent	58
Registered Public
Accounting Firm
Trustees and Officers	59
Distributions	71
Board Approval of	72
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Annual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	June 1, 2005
	Account Value	Account Value	to November 30,
	June 1, 2005	November 30, 2005	2005
Fidelity New Jersey Municipal
Income Fund
Actual	$1,000.00	$999.80	$2.41
HypotheticalA	$1,000.00	$1,022.66	$2.43
Fidelity New Jersey AMT
Tax Free Money Market Fund
Actual	$1,000.00	$1,011.00	$1.76
HypotheticalA	$1,000.00	$1,023.31	$1.78
Fidelity New Jersey Municipal
Money Market Fund
Actual	$1,000.00	$1,010.30	$2.62
HypotheticalA	$1,000.00	$1,022.46	$2.64

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity New Jersey Municipal Income Fund	48%
Fidelity New Jersey AMT Tax Free Money Market Fund	35%
Fidelity New Jersey Municipal Money Market Fund	52%

Annual Report

6

Fidelity New Jersey Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended November 30, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity NJ Municipal Income Fund	3.77%	5.66%	5.42%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® New Jersey Municipal Income Fund on November 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

7 Annual Report

Fidelity New Jersey Municipal Income Fund

Management’s Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® New Jersey Municipal Income Fund

Municipal bonds were one of the best performing debt instruments during the year ending November 30, 2005. Munis withstood higher short term interest rates and inflation fears much better than taxable bonds. The Federal Reserve Board hiked short term interest rates eight times during the period, responding to fears about a possible spike in inflation. The tighter monetary policy tempered bond performance, while also leading to a consider able flattening of the yield curve. As short term Treasury and municipal yields continued to rise, longer dated issues saw their yields fall or remain steady, sparking concerns about a possible inversion in the curve. The lower long term rates drove heavy muni issuance, but demand was able to keep up for the most part. The improved creditworthiness of many issuers also boosted muni performance, as the general uptick in the economy helped bolster their attractiveness. Against this backdrop, the Lehman Brothers® Municipal Bond Index rose 3.88% . In comparison, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, advanced 2.40% .

For the 12 months ending November 30, 2005, the fund returned 3.77% . During the same period, the LipperSM New Jersey Municipal Debt Funds Average gained 3.52% and the Lehman New Jersey 4 Plus Year Enhanced Modified Municipal Bond Index rose 4.28% . New Jersey’s municipal market was helped by improving creditworthiness for many issuers and performed roughly in line with most other state municipal markets. I believe that one factor helping the fund outpace its Lipper peer group average was its comparatively large stake relative to the index in bonds that were prerefunded during the period, a process that helped boost the bonds’ returns. In contrast, my focus on high quality securities worked against the fund as lower quality securities outperformed during the period. Among the fund’s high quality holdings that lagged were bonds issued in Puerto Rico mostly insured or backed by U.S. government backed securities which are free from state taxes in all 50 states and offered what I felt were better values in some cases than bonds avail able in New Jersey.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

8 8

Fidelity New Jersey Municipal Income Fund
Investment Changes

Top Five Sectors as of November 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	48.9	37.2
Escrowed/Pre Refunded	12.6	17.5
Transportation	11.6	20.7
Special Tax	5.9	5.1
Electric Utilities	5.2	5.4
Average Years to Maturity as of November 30, 2005
		6 months ago
Years	13.5	14.4

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of November 30, 2005
6 months ago
Years	6.9	7.1

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Fidelity New Jersey Municipal Income Fund
Investments November 30, 2005
Showing Percentage of Net Assets
Municipal Bonds 98.2%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6%
7/1/25	$400,000	$420,780
New Jersey – 79.8%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention
Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (c)	655,000	715,961
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,329,059
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25
(FGIC Insured)	2,750,000	2,938,733
Burlington County Board Commission Pooled Ln. Rev.
(Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured) .	3,290,000	3,547,278
Burlington County Bridge Commission Lease Rev. (Govt.
Leasing Prog.):
5.25% 8/15/16	1,100,000	1,183,336
5.25% 8/15/17	1,000,000	1,070,290
5.25% 8/15/19	1,000,000	1,073,330
Cape May County Indl. Poll. Cont. Fing. Auth. Rev.
(Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21
(MBIA Insured)	1,350,000	1,734,912
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.
5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,721,040
Egg Hbr. Township School District:
5.5% 7/15/17 (FSA Insured)	1,970,000	2,236,344
5.5% 7/15/18 (FSA Insured)	1,685,000	1,922,551
Essex County Impt. Auth. (County Correctional Facility
Proj.):
Series 2000, 5.75% 10/1/30 (Pre-Refunded to
10/1/10 @ 100) (c)	3,605,000	3,965,212
5.25% 10/1/18 (MBIA Insured)	1,000,000	1,084,490
Evesham Township Muni. Utils. Auth. Rev. Series 2003
A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,743,218
Garden State Preservation Trust Open Space &
Farmland Preservation:
Series A, 5.25% 11/1/19 (FSA Insured)	7,900,000	8,698,295
Series B:
6.375% 11/1/13 (MBIA Insured) (a)	4,000,000	4,685,560
6.375% 11/1/15 (MBIA Insured) (a)	1,630,000	1,949,888
6.375% 11/1/16 (MBIA Insured) (a)	3,490,000	4,209,743
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,685,000	2,975,168
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,690,633
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,802,892
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,776,549
See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
Hudson County Ctfs. of Prtn.: – continued
6.25% 6/1/16 (MBIA Insured)	$1,610,000	$1,877,260
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	4,000,000	4,243,520
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,381,825
Lenape Reg’l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	838,040
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,262,930
Manalapan-Englishtown Reg’l. Board of Ed. 5.75%
12/1/22 (FGIC Insured)	1,340,000	1,592,255
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA
Insured)	1,000,000	1,076,770
Middlesex County Impt. Auth. Rev. (Guaranteed Open
Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,482,074
5.25% 9/15/17	2,000,000	2,161,400
Monmouth County Impt. Auth. Rev. (Howell Township
Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,050,863
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,175,222
Monroe Township Muni. Util. Auth. Middlesex County Rev.
5.25% 2/1/12 (Pre Refunded to 2/1/11 @ 100) (c)	1,130,000	1,220,829
Montgomery Township Board of Ed. Series 2001, 5.25%
8/1/15 (MBIA Insured)	1,285,000	1,381,182
Morristown Gen. Oblig.:
6.5% 8/1/17 (FSA Insured)	1,225,000	1,490,090
6.5% 8/1/19 (FSA Insured)	630,000	776,412
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,248,243
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.
(The Seeing Eye, Inc. Proj.) 6.2% 12/1/24
(Pre-Refunded to 12/1/09 @ 102) (c)	2,000,000	2,232,640
New Jersey Econ. Dev. Auth. Rev.:
(Trans. Proj.) Series B, 5.75% 5/1/10 (FSA Insured)	1,000,000	1,091,090
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,307,950
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	6,000,000	6,609,300
5.5% 12/15/19 (AMBAC Insured)	14,000,000	15,962,240
Series 2005 O:
5.125% 3/1/28	3,000,000	3,137,940
5.25% 3/1/26	3,000,000	3,177,630
Series F, 5.25% 6/15/19 (Pre-Refunded to 6/15/13
@ 100) (c)	1,500,000	1,645,335

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Fidelity New Jersey Municipal Income Fund
Investments continued

Municipal Bonds continued
		Principal	Value
		Amount	(Note 1)
New Jersey – continued
New Jersey Econ. Dev. Auth. Rev.: – continued
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14 @
100) (c)		$2,000,000	$2,206,000
Series N1, 5.5% 9/1/24 (AMBAC Insured)		5,000,000	5,773,300
Series O:
5.25% 3/1/21 (MBIA Insured)		3,000,000	3,236,580
5.25% 3/1/22		10,000,000	10,638,900
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	.	7,700,000	7,923,146
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (b)	.	3,750,000	3,882,675
Series A, 5.25% 7/1/38 (FGIC Insured) (b)		3,270,000	3,357,996
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA
Insured) (b)		1,000,000	1,028,390
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund
Rev. Series 2001 A:
5.25% 3/1/09		4,855,000	5,112,752
5.25% 3/1/10		4,855,000	5,172,954
5.25% 3/1/11		4,605,000	4,937,297
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375%
7/1/16 (FGIC Insured)		2,000,000	2,165,900
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A,
5.75% 9/1/12 (FSA Insured)		1,595,000	1,782,301
(Montclair State Univ. Proj.) Series L, 5.125% 7/1/20
(MBIA Insured)		2,145,000	2,297,703
(Ramapo College Proj.) Series E, 5% 7/1/34 (FGIC
Insured)		1,500,000	1,554,960
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	.	1,450,000	1,460,629
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10		1,675,000	1,801,781
5.5% 9/1/11		2,830,000	3,039,080
5.5% 9/1/12		2,980,000	3,192,593
New Jersey Gen. Oblig.:
Series 1996 E, 6% 7/15/09		1,500,000	1,627,695
Series 2005 N:
5.5% 7/15/16 (AMBAC Insured)		1,900,000	2,135,638
5.5% 7/15/17 (FGIC Insured)		1,000,000	1,128,260
Series H, 5.25% 7/1/11		3,345,000	3,612,567
4.5% 4/1/18 (AMBAC Insured)		1,500,000	1,548,285
4.5% 4/1/20 (AMBAC Insured)		1,500,000	1,537,605

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11
(AMBAC Insured)	$3,500,000	$3,892,595
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,164,070
(Burdette Tomlin Memorial Hosp. Proj.) Series D,
6.25% 7/1/06 (FGIC Insured)	1,710,000	1,714,343
(Cmnty. Med. Ctr./Kimball Med. Ctr. Proj.) 5.25%
7/1/11 (FSA Insured)	750,000	788,670
(Hackensack Univ. Med. Ctr. Proj.) Series A, 5.25%
1/1/12 (MBIA Insured)	3,165,000	3,302,867
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	1,930,000	1,998,515
5.75% 7/1/08 (MBIA Insured)	1,135,000	1,201,284
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A,
5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,032,450
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875%
7/1/30	1,500,000	1,642,440
5.375% 11/15/33	2,040,000	2,124,395
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev.
(Sr. Parkway Proj.):
6% 1/1/19 (Escrowed to Maturity) (c)	5,385,000	6,329,906
6.2% 1/1/10 (Escrowed to Maturity) (c)	6,225,000	6,715,219
New Jersey Sports & Exposition Auth. Contract Rev.
Series A:
5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	16,223
5.25% 3/1/11 (MBIA Insured)	1,345,000	1,453,353
6% 3/1/14 (MBIA Insured)	4,220,000	4,612,882
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 C:
6.5% 1/1/16	555,000	643,289
6.5% 1/1/16 (Escrowed to Maturity) (c)	185,000	215,991
Series A:
5.75% 1/1/10 (Escrowed to Maturity) (c)	735,000	798,982
6% 1/1/11 (Escrowed to Maturity) (c)	580,000	645,981
Series C, 6.5% 1/1/16 (Escrowed to Maturity) (c)	2,715,000	3,179,998
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5.5% 6/15/12	7,510,000	8,182,971
5.5% 6/15/12 (Escrowed to Maturity) (c)	2,490,000	2,758,447
Series 2003 C:
5.5% 6/15/16 (Pre Refunded to 6/15/13 @ 100) (c)	3,000,000	3,339,450
5.5% 6/15/24 (Pre Refunded to 6/15/13 @ 100) (c)	3,000,000	3,339,450

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Fidelity New Jersey Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Trans. Trust Fund Auth.: – continued
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	$10,000,000	$10,776,700
Series 2005 D, 5% 6/15/20	4,000,000	4,191,440
Series A:
5.25% 12/15/11 (MBIA Insured)	4,205,000	4,554,225
5.75% 6/15/15 (MBIA Insured)	3,000,000	3,384,600
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,734,852
5.25% 12/15/22 (AMBAC Insured)	3,000,000	3,326,190
5.5% 12/15/15 (MBIA Insured) (a)	11,000,000	12,294,040
5.5% 12/15/16 (MBIA Insured)	5,000,000	5,606,500
5.5% 12/15/20 (FGIC Insured)	15,235,000	17,243,121
Series C:
5.25% 6/15/18 (FGIC Insured)	10,000,000	10,833,700
5.5% 12/15/10 (FSA Insured)	3,000,000	3,262,860
5.5% 12/15/13 (FSA Insured)	11,055,000	12,256,015
5.5% 6/15/21 (Pre Refunded to 6/15/13 @ 100) (c)	5,000,000	5,565,750
5.75% 12/15/12 (FSA Insured)	5,000,000	5,586,550
New Jersey Transit Corp. Ctfs. of Prtn. Series A:
5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,586,341
6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (c)	3,000,000	3,265,290
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan
Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (b)	2,465,000	2,609,622
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,584,910
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,117,241
Newark Port Auth. Hsg. Auth. (City of Newark Redev.
Proj.):
5% 1/1/34 (MBIA Insured)	5,000,000	5,157,250
5.5% 1/1/27 (MBIA Insured)	2,500,000	2,734,800
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,042,284
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,083,670
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	825,520
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,231,600
Ocean County Utils. Auth. Wastewtr. Rev.:
Series 2001:
5.25% 1/1/15	4,540,000	4,898,978
5.25% 1/1/16	2,400,000	2,584,368
5.125% 1/1/10	2,180,000	2,260,791

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	$1,500,000	$ 1,544,295
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.)
Series A, 6.4% 5/1/13	2,000,000	2,241,980
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5%
1/1/14 (MBIA Insured)	1,145,000	1,204,036
Tobacco Settlement Fing. Corp.:
6.375% 6/1/32	7,200,000	7,887,816
6.75% 6/1/39	750,000	836,655
Union County Impt. Auth. (Juvenile Detention Ctr. Facility
Proj.) 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,537,360
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,987,434
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,395,920
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn.
5% 6/15/29 (MBIA Insured)	1,000,000	1,035,790
		450,996,774

New Jersey/Pennsylvania – 1.6%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
5.25% 7/1/17	1,300,000	1,380,782
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (c) .	1,700,000	1,859,664
Delaware River Port Auth. Pennsylvania & New Jersey
Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA
Insured)	2,000,000	2,153,780
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,158,320
6% 1/1/18 (FSA Insured)	1,300,000	1,417,156
		8,969,702

New York & New Jersey – 9.6%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,435,325
120th Series, 5.75% 10/15/13 (MBIA Insured) (b)	3,000,000	3,140,820
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,101,730
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	12,000,000	12,588,360
5.5% 11/15/11 (FGIC Insured) (b)	1,495,000	1,623,256
127th Series:
5% 12/15/07 (AMBAC Insured) (b)	2,540,000	2,602,916
5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,282,668

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity New Jersey Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
New York & New Jersey – continued
Port Auth. of New York & New Jersey: – continued
128th Series:
5% 11/1/18 (FSA Insured)	$3,000,000	$ 3,187,230
5% 11/1/19 (FSA Insured)	2,800,000	2,969,540
5% 11/1/22 (FSA Insured)	2,190,000	2,305,041
134th Series, 5% 1/15/39	4,500,000	4,622,040
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/15 (MBIA Insured) (b)	3,000,000	3,374,940
		54,233,866

Puerto Rico 7.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,100,000	2,314,095
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev.:
Series E, 5.5% 7/1/16 (FSA Insured)	2,525,000	2,846,534
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,346,200
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	4,345,000	4,710,241
5.5% 10/1/40 (Escrowed to Maturity) (c)	11,285,000	12,155,863
Series C, 5.5% 7/1/18 (AMBAC Insured)	2,000,000	2,268,640
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,571,200
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,914,166
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,129,080
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.)
Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev.
Bank	890,000	890,552
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/19
(FSA Insured)	2,740,000	2,938,787
		40,085,358

TOTAL INVESTMENT PORTFOLIO 98.2%
(Cost $541,071,195)		554,706,480

NET OTHER ASSETS – 1.8%		10,250,739
NET ASSETS 100%		$ 564,957,219

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	48.9%
Escrowed/Pre Refunded	12.6%
Transportation	11.6%
Special Tax	5.9%
Electric Utilities	5.2%
Others* (individually less than 5%)	15.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities
		November 30, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $541,071,195)		$554,706,480
Cash		6,470,884
Receivable for investments sold		12,054,026
Receivable for fund shares sold		27,508
Interest receivable		10,682,551
Prepaid expenses		3,038
Other receivables		19,330
Total assets		583,963,817

Liabilities
Payable for investments purchased
Regular delivery	$420,780
Delayed delivery	17,571,456
Payable for fund shares redeemed	223,801
Distributions payable	539,064
Accrued management fee	175,416
Other affiliated payables	45,149
Other payables and accrued expenses	30,932
Total liabilities		19,006,598

Net Assets		$564,957,219
Net Assets consist of:
Paid in capital		$544,253,157
Distributions in excess of net investment income		(72,754)
Accumulated undistributed net realized gain (loss) on
investments		7,141,531
Net unrealized appreciation (depreciation) on
investments		13,635,285
Net Assets, for 48,840,805 shares outstanding		$564,957,219
Net Asset Value, offering price and redemption price per
share ($564,957,219 ÷ 48,840,805 shares)		$11.57

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Statement of Operations
	Year ended November 30, 2005

Investment Income
Interest		$ 24,286,528

Expenses
Management fee	$2,082,995
Transfer agent fees	384,164
Accounting fees and expenses	133,639
Independent trustees’ compensation	2,606
Custodian fees and expenses	8,847
Registration fees	19,875
Audit	43,858
Legal	4,725
Miscellaneous	7,174
Total expenses before reductions	2,687,883
Expense reductions	(266,469)	2,421,414

Net investment income		21,865,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,256,387
Futures contracts	131,080
Swap agreements	71,599
Total net realized gain (loss)		7,459,066
Change in net unrealized appreciation (depreciation) on:
Investment securities	(9,383,175)
Swap agreements	107,276
Total change in net unrealized appreciation
(depreciation)		(9,275,899)
Net gain (loss)		(1,816,833)
Net increase (decrease) in net assets resulting from
operations		$ 20,048,281

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity New Jersey Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	November 30,	November 30,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$21,865,114	$21,544,783
Net realized gain (loss)	7,459,066	5,336,057
Change in net unrealized appreciation (depreciation) .	(9,275,899)	(8,963,111)
Net increase (decrease) in net assets resulting
from operations	20,048,281	17,917,729
Distributions to shareholders from net investment income .	(21,774,493)	(21,618,856)
Distributions to shareholders from net realized gain	(4,916,800)	(6,439,707)
Total distributions	(26,691,293)	(28,058,563)
Share transactions
Proceeds from sales of shares	102,802,127	74,704,644
Reinvestment of distributions	18,863,621	20,036,098
Cost of shares redeemed	(81,942,646)	(103,029,572)
Net increase (decrease) in net assets resulting from
share transactions	39,723,102	(8,288,830)
Redemption fees	3,165	5,329
Total increase (decrease) in net assets	33,083,255	(18,424,335)

Net Assets
Beginning of period	531,873,964	550,298,299
End of period (including distributions in excess of net
investment income of $72,754 and distributions in
excess of net investment income of $163,375,
respectively)	$564,957,219	$531,873,964

Other Information
Shares
Sold	8,767,720	6,339,101
Issued in reinvestment of distributions	1,611,513	1,704,626
Redeemed	(7,005,118)	(8,822,784)
Net increase (decrease)	3,374,115	(779,057)

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights

Years ended November 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.70	$ 11.90	$ 11.65	$ 11.51	$ 11.18
Income from Investment
Operations
Net investment incomeB	459.470		.487	.495	.532
Net realized and unrealized
gain (loss)	(.023)	(.058)	.318	.196	.334
Total from investment operations	.436	.412	.805	.691	.866
Distributions from net investment
income	(.458)	(.472)	(.488)	(.495)	(.534)
Distributions from net realized
gain	(.108)	(.140)	(.067)	(.056)	(.003)
Total distributions	(.566)	(.612)	(.555)	(.551)	(.537)
Redemption fees added to paid
in capitalB	—D	—D	—D	—D	.001
Net asset value,
end of period	$ 11.57	$ 11.70	$ 11.90	$ 11.65	$ 11.51
Total ReturnA	3.77%	3.56%	7.04%	6.15%	7.86%
Ratios to Average Net AssetsC
Expenses before reductions	48%	.49%	.49%	.50%	.50%
Expenses net of fee waivers,
if any	48%	.49%	.49%	.50%	.50%
Expenses net of all reductions	43%	.48%	.49%	.47%	.41%
Net investment income	3.92%	4.00%	4.11%	4.26%	4.62%
Supplemental Data
Net assets, end of period
(000 omitted)	$564,957	$531,874	$550,298	$573,295	$514,086
Portfolio turnover rate	36%	18%	24%	21%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	11/30/05	5/31/05	11/30/04
0 – 30	85.6	89.1	82.4
31 – 90	6.6	1.5	7.3
91 – 180	3.7	3.0	3.4
181 – 397	4.1	6.4	6.9
Weighted Average Maturity
	11/30/05	5/31/05	11/30/04
Fidelity New Jersey AMT Tax Free Money
Market Fund	29 Days	28 Days	34 Days
New Jersey Tax Free Money Market Funds
Average *	33 Days	27 Days	36 Days

Current and Historical Seven Day Yields
	11/28/05	8/29/05	5/30/05	2/28/05	11/29/04
Fidelity New Jersey AMT
Tax Free Money Market Fund	2.60%	2.16%	2.53%	1.51%	1.31%
If Fidelity had not reimbursed
certain fund expenses	2.52%	2.09%	2.46%	1.39%	1.23%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 22

Fidelity New Jersey AMT Tax Free Money Market Fund
Investments November 30, 2005
Showing Percentage of Net Assets

Municipal Securities 95.1%
	Principal	Value
	Amount	(Note 1)
Delaware/New Jersey – 0.6%
Delaware River & Bay Auth. Rev. Participating VRDN Series
Merlots 00 B8, 3.01% (Liquidity Facility Wachovia Bank
NA) (b)(e)	$ 4,970,000	$ 4,970,000
New Jersey – 76.2%
Burlington County Board Commission Pooled Ln. Rev.
Participating VRDN Series ROC II R1023, 3.07% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,160,000	2,160,000
Carteret Gen. Oblig. BAN 4% 10/26/06	11,014,500	11,096,308
Casino Reinvestment Dev. Auth. Packaging Fee Rev.
Participating VRDN Series MSTC 01 175, 3% (Liquidity
Facility Bear Stearns Companies, Inc.) (b)(e)	5,200,000	5,200,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN
Series Merlots 05 A3, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(e)	9,375,000	9,375,000
Clark County School District Participating VRDN Series Clipper
05 33, 3.08% (Liquidity Facility State Street Bank & Trust
Co., Boston) (b)(e)	5,320,000	5,320,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
25, 3.08% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (b)(e)	3,300,000	3,300,000
Colts Neck Township Gen. Oblig. BAN Series A, 4% 1/6/06 .	7,121,950	7,129,470
Cranford Township Gen. Oblig. BAN 3.25% 1/6/06	9,617,794	9,626,878
Cumberland County Gen. Oblig. BAN 3.75% 5/16/06	10,500,000	10,539,874
Essex County Impt. Auth. Rev. Participating VRDN:
Series Merlots 04 C41, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(e)	7,790,000	7,790,000
Series MT 18, 3.07% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(e)	5,900,000	5,900,000
Evesham Township Board of Ed. Participating VRDN
Series PT 2927, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	1,885,000	1,885,000
Garden State Preservation Trust Open Space & Farmland
Preservation Participating VRDN Series MS 860, 3.06%
(Liquidity Facility Morgan Stanley) (b)(e)	1,495,000	1,495,000
Jersey City Redev. Auth. Multi-family Hsg. Rev. (Dixon Mill
Apts. Proj.) Series 2000 A, 3%, LOC Fannie Mae, VRDN (b)	12,980,000	12,980,000
Long Branch Gen. Oblig. BAN 3% 2/28/06	8,600,000	8,603,052
Montclair Township Gen. Oblig. BAN:
3.5% 3/17/06	8,000,000	8,021,736
3.75% 5/25/06	8,865,000	8,908,774
New Jersey Ctfs. of Prtn. Participating VRDN:
Series LB 04 L26, 3.08% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(e)	5,385,000	5,385,000

See accompanying notes which are an integral part of the financial statements.

23		Annual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Ctfs. of Prtn. Participating VRDN: – continued
Series PT 2291, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	$ 1,980,000	$ 1,980,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 20040012 Class A, 3.07% (Liquidity Facility
Citibank NA) (b)(e)	2,385,000	2,385,000
Series EGL 720050002 Class A, 3.07% (Liquidity Facility
Citibank NA) (b)(e)	2,600,000	2,600,000
Series Merlots 04 B14, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(e)	6,000,000	6,000,000
Series Merlots A41, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(e)	6,775,000	6,775,000
Series MS 1149, 3.06% (Liquidity Facility Morgan
Stanley) (b)(e)	2,500,000	2,500,000
Series MSCO 01 572, 3.06% (Liquidity Facility Morgan
Stanley) (b)(e)	10,776,500	10,776,500
Series MSTC 9057, 2.99% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(e)	3,000,000	3,000,000
Series MT 34, 3.07% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(e)	3,495,000	3,495,000
Series Putters 538, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	6,365,000	6,365,000
Series ROC II R203, 3.07% (Liquidity Facility Citibank
NA) (b)(e)	3,370,000	3,370,000
Series ROC II R2087, 3.07% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	8,700,000	8,700,000
Series ROC II R298, 3.07% (Liquidity Facility Citibank
NA) (b)(e)	12,025,000	12,025,000
(Jewish Home Rockleigh Proj.) Series B, 3.06%, LOC PNC
Bank NA, Pittsburgh, VRDN (b)	4,200,000	4,200,000
(The Hun School of Princeton Proj.) 3.01%, LOC Allied Irish
Banks PLC, VRDN (b)	10,845,000	10,845,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 720050059, 3.07% (Liquidity Facility Citibank
NA) (b)(e)	1,400,000	1,400,000
Series PT 1900, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	12,330,000	12,330,000
Series ROC II R2102, 3.07% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	995,000	995,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	4,965,000	4,965,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	24

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Envir. Infrastructure Trust Participating VRDN: -
continued
Series PT 1560, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	$ 5,465,000	$ 5,465,000
New Jersey Gen. Oblig. Participating VRDN:
Series EGL 03 5, 3.07% (Liquidity Facility Citibank NA, New
York) (b)(e)	6,000,000	6,000,000
Series EGL 96 3001, 3.07% (Liquidity Facility Citibank NA,
New York) (b)(e)	3,100,000	3,100,000
Series FRRI L8, 3.13% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(e)	5,700,000	5,700,000
Series MS 1196, 3.07% (Liquidity Facility Morgan
Stanley) (b)(e)	7,800,000	7,800,000
Series MSTC 01 174, 3% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(e)	10,000,000	10,000,000
Series PT 2509, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	1,000,000	1,000,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series AAB 00 6, 3.07% (Liquidity Facility ABN-AMRO Bank
NV) (b)(e)	7,980,000	7,980,000
Series CRVS 05 9, 3.07% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(e)	6,000,000	6,000,000
Series EGL 00 3002, 3.07% (Liquidity Facility Citibank NA,
New York) (b)(e)	5,830,000	5,830,000
Series EGL 03 47, 3.07% (Liquidity Facility Citibank NA,
New York) (b)(e)	6,100,000	6,100,000
Series FRRI 02 L30J, 3.08% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(e)	17,100,000	17,100,000
Series Merlots 00 EEE, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(e)	11,500,000	11,500,000
Series MS 03 835, 3.06% (Liquidity Facility Morgan
Stanley) (b)(e)	6,595,000	6,595,000
Series MS 995, 3.06% (Liquidity Facility Morgan
Stanley) (b)(e)	4,402,000	4,402,000
Series PA 667, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	4,995,000	4,995,000
Series PA 670, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	4,000,000	4,000,000
Series PA 751, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	9,995,000	9,995,000
Series PT 2096, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	3,900,000	3,900,000

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: -
continued
Series PT 2105, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	$ 780,000	$ 780,000
Series PT 2129, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	3,000,000	3,000,000
Series PT 2493, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	4,980,000	4,980,000
Series PT 2843, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	1,000,000	1,000,000
Series PT 3194, 3.07% (Liquidity Facility DEPFA BANK
PLC) (b)(e)	10,000,000	10,000,000
Series ROC II R4017, 3.07% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	7,905,000	7,905,000
Series ROC II R4032, 3.07% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	5,250,000	5,250,000
Series ROC II R428, 3.07% (Liquidity Facility Citibank
NA) (b)(e)	3,000,000	3,000,000
Series ROC II R6042, 3.07% (Liquidity Facility Citibank
NA) (b)(e)	3,280,000	3,280,000
Series TOC 05 K, 3.07% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(e)	6,300,000	6,300,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series BA 00 C, 3.07% (Liquidity Facility Bank of America
NA) (b)(e)	3,500,000	3,500,000
Series EGL 20030034 Class A, 3.07% (Liquidity Facility
Citibank NA, New York) (b)(e)	9,100,000	9,100,000
Series IXIS 05 6, 3.07% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(e)	3,800,000	3,800,000
Series MS 00 203, 3.06% (Liquidity Facility Morgan
Stanley) (b)(e)	4,395,000	4,395,000
Series MS 00 224, 3.06% (Liquidity Facility Morgan
Stanley) (b)(e)	1,695,000	1,695,000
Series MS 963D, 3.06% (Liquidity Facility Morgan
Stanley) (b)(e)	2,300,000	2,300,000
Series MT 72, 3.07% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(e)	3,750,000	3,750,000
Series PA 958P, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	3,500,000	3,500,000
Series PT 1723, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	3,110,000	3,110,000
Series PT 1751, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	6,990,000	6,990,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	26

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: -
continued
Series PT 1926, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	$ 1,980,000	$ 1,980,000
Series PT 2363A, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	11,400,000	11,400,000
Series PT 2402, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	48,640,000	48,640,000
Series PT 2500, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	4,500,000	4,500,000
Series PT 2572, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	1,880,000	1,880,000
Series Putters 1148, 3.08% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(e)	5,410,000	5,410,000
Series Putters 1149, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (b)(e)	4,590,000	4,590,000
Series Putters 1156T, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	3,200,000	3,200,000
Series Putters 503, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	1,300,000	1,300,000
Series Putters 504, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	5,370,000	5,370,000
Series Putters 725, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	3,160,000	3,160,000
Series Putters 795, 3.08% (Liquidity Facility Dresdner Bank
AG) (b)(e)	10,970,000	10,970,000
Series Putters 820, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	5,100,000	5,100,000
Series Putters 825, 3.08% (Liquidity Facility Dresdner Bank
AG) (b)(e)	1,070,000	1,070,000
Series Stars 129, 3.07% (Liquidity Facility BNP Paribas
SA) (b)(e)	3,000,000	3,000,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539,
3.07% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(e)	4,160,000	4,160,000
North Brunswick Township Gen. Oblig. BAN 4% 8/22/06	3,300,000	3,322,689
Randolph Township Gen. Oblig. BAN 4% 9/6/06	7,680,000	7,732,952
Saddle Brook Township Gen. Oblig. BAN 3.25% 2/2/06	15,560,954	15,571,919
Tobacco Settlement Fing. Corp. Participating VRDN
Series PA 1285, 3.1% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	2,400,000	2,400,000

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
Trenton Gen. Oblig. BAN 4% 10/13/06	$ 8,600,000	$ 8,659,862
Washington Township Board of Ed. Mercer County
Participating VRDN Series PT 2808, 3.07% (Liquidity Facility
Dexia Cr. Local de France) (b)(e)	3,900,000	3,900,000
		601,837,014

New Jersey/Pennsylvania – 4.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN:
Series Merlots 00 B4, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(e)	3,910,000	3,910,000
Series Merlots 00 K, 3.01% (Liquidity Facility Wachovia
Bank NA) (b)(e)	13,900,000	13,900,000
Series PA 606, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	7,900,000	7,900,000
Series SG 53, 3.07% (Liquidity Facility Societe
Generale) (b)(e)	5,700,000	5,700,000
		31,410,000

New York & New Jersey – 7.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series AAB 00 19, 3.09% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	6,670,000	6,670,000
Series EGL 03 59, 3.08% (Liquidity Facility Citibank NA,
New York) (b)(e)	5,000,000	5,000,000
Series PA 1251, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	1,900,000	1,900,000
Series ROC II R319, 3.08% (Liquidity Facility Citibank
NA) (b)(e)	4,735,000	4,735,000
Series 1992 2, 3.09%, VRDN (b)(f)	6,900,000	6,900,000
Series 1997 1, 3.09%, VRDN (b)(f)	8,900,000	8,900,000
Series 1997 2, 3.09%, VRDN (b)(f)	10,400,000	10,400,000
Series 2004 1, 3.1%, VRDN (b)	2,000,000	2,000,000
Series 3, 3.1%, VRDN (b)	6,600,000	6,600,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
Series 3, 2.97%, VRDN (b)	2,800,000	2,800,000
		55,905,000

Puerto Rico 4.6%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series LB 05 F2, 3.14% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(e)	5,000,000	5,000,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
continued
Series Merlots 00 EE, 2.99% (Liquidity Facility Wachovia
Bank NA) (b)(e)	$ 900,000	$ 900,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN:
Series MACN 05 N, 3.07% (Liquidity Facility Bank of
America NA) (b)(e)	2,100,000	2,100,000
Series Merlots 00 FFF, 2.99% (Liquidity Facility Wachovia
Bank NA) (b)(e)	2,725,000	2,725,000
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN Sereis CRVS 05 10, 3.05% (Liquidity
Facility Landesbank Hessen-Thuringen) (b)(e)	7,270,000	7,270,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Putters 147, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	1,000,000	1,000,000
Series Putters 681, 3.07% (Liquidity Facility JPMorgan Chase
& Co.) (b)(e)	1,750,000	1,750,000
Series Putters 866, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	1,050,000	1,050,000
Series RobIns 16, 3.04% (Liquidity Facility Bank of New
York, New York) (b)(e)	2,165,000	2,165,000
Series ROC 2 99 3, 3.05% (Liquidity Facility Citibank
NA) (b)(e)	2,175,000	2,175,000
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	8,900,000	8,900,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities
Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998,
3.26%, LOC Banco Santander Central Hispano SA,
VRDN (b)	1,550,000	1,550,000
		36,585,000

	Shares
Other – 2.6%
Fidelity Tax Free Cash Central Fund, 3.04% (c)(d)	20,898,900	20,898,900

TOTAL INVESTMENT PORTFOLIO 95.1%
(Cost $751,605,914)		751,605,914

NET OTHER ASSETS – 4.9%		38,340,839
NET ASSETS 100%		$ 789,946,753

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Investments continued

Security Type Abbreviations
BAN	— BOND ANTICIPATION NOTE
CP	— COMMERCIAL PAPER
VRDN	— VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $8,900,000 or
1.1% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. The rate
quoted is the annualized seven day yield
of the fund at period end. A complete
unaudited listing of the fund’s holdings as
of its most recent quarter end is available
upon request.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $26,200,000
or 3.3% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost
Port Auth. of New
York & New Jersey:
Series 1992 2,
3.09%, VRDN	2/14/92	$6,900,000
Series 1997 1,
3.09%, VRDN	8/9/02	$8,900,000
Series 1997 2,
3.09%, VRDN	9/15/97	$10,400,000

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Tax Free Cash Central Fund	$310,644

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Fidelity New Jersey AMT Tax Free Money Market Fund

Financial Statements

Statement of Assets and Liabilities
		November 30, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $730,707,014)	$730,707,014
Affiliated Central Funds (cost $20,898,900)	20,898,900
Total Investments (cost $751,605,914)		$751,605,914
Cash		29,554,163
Receivable for investments sold on a delayed delivery
basis		7,220,000
Receivable for fund shares sold		525,048
Interest receivable		7,753,365
Receivable from investment adviser for expense
reductions		55,107
Other receivables		58,148
Total assets		796,771,745

Liabilities
Payable for fund shares redeemed	$6,395,953
Distributions payable	146,601
Accrued management fee	281,306
Other affiliated payables	1,132
Total liabilities		6,824,992

Net Assets		$789,946,753
Net Assets consist of:
Paid in capital		$789,912,986
Undistributed net investment income		17,332
Accumulated undistributed net realized gain (loss) on
investments		16,435
Net Assets, for 789,645,863 shares outstanding		$789,946,753
Net Asset Value, offering price and redemption price per
share ($789,946,753 ÷ 789,645,863 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Financial Statements continued

Statement of Operations

	Year ended November 30, 2005

Investment Income
Interest		$16,103,075
Income from affiliated Central Funds		310,644
Total income		16,413,719

Expenses
Management fee	$3,108,248
Independent trustees’ compensation	3,286
Total expenses before reductions	3,111,534
Expense reductions	(1,069,656)	2,041,878

Net investment income		14,371,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		26,566
Net increase in net assets resulting from operations		$14,398,407

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Statement of Changes in Net Assets
	Year ended	Year ended
	November 30,	November 30,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$14,371,841	$5,194,866
Net realized gain (loss)	26,566	250,813
Net increase in net assets resulting
from operations	14,398,407	5,445,679
Distributions to shareholders from net investment income .	(14,369,544)	(5,194,259)
Distributions to shareholders from net realized gain	(136,555)	—
Total distributions	(14,506,099)	(5,194,259)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	578,649,316	467,124,250
Reinvestment of distributions	13,087,968	4,698,525
Cost of shares redeemed	(475,396,074)	(369,223,198)
Net increase (decrease) in net assets and shares
resulting from share transactions	116,341,210	102,599,577
Total increase (decrease) in net assets	116,233,518	102,850,997

Net Assets
Beginning of period	673,713,235	570,862,238
End of period (including undistributed net investment
income of $17,332 and undistributed net investment
income of $15,037, respectively)	$789,946,753	$673,713,235

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Highlights

Years ended November 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	020	.009	.008	.012	.026
Net realized and unrealized
gain (loss)C	—	—	—	—	—
Total from investment operations	.020	.009	.008	.012	.026
Distributions from net investment
income	(.020)	(.009)	(.008)	(.012)	(.026)
Distributions from net realized
gain	—C	—	—C	—	—
Total distributions	(.020)	(.009)	(.008)	(.012)	(.026)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,D	2.01%	.86%	.83%	1.23%	2.61%
Ratios to Average Net AssetsB
Expenses before reductions	43%	.43%	.43%	.43%	.49%
Expenses net of fee waivers,
if any	35%	.35%	.35%	.35%	.48%
Expenses net of all reductions	28%	.33%	.33%	.31%	.45%
Net investment income	1.99%	.87%	.78%	1.22%	2.57%
Supplemental Data
Net assets, end of period
(000 omitted)	$789,947	$673,713	$570,862	$571,396	$493,863

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
C Amount represents less than $.001 per share.
D Total returns do not include the effect of the former account closeout fee.

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Fidelity New Jersey Municipal Money Market Fund
Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	11/30/05	5/31/05	11/30/04
0 – 30	89.1	89.4	84.0
31 – 90	3.5	2.7	5.9
91 – 180	3.4	4.1	2.0
181 – 397	4.0	3.8	8.1
Weighted Average Maturity
	11/30/05	5/31/05	11/30/04
Fidelity New Jersey Municipal Money
Market Fund	28 Days	24 Days	33 Days
New Jersey Tax Free Money Market Funds
Average *	33 Days	27 Days	36 Days

Current and Historical Seven Day Yields
	11/28/05	8/29/05	5/30/05	2/28/05	11/29/04
Fidelity New Jersey Municipal
Money Market Fund	2.52%	2.03%	2.40%	1.35%	1.12%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

35 Annual Report

Fidelity New Jersey Municipal Money Market Fund
Investments November 30, 2005
Showing Percentage of Net Assets

Municipal Securities 94.7%
	Principal	Value
	Amount	(Note 1)
Delaware/New Jersey – 0.7%
Delaware River & Bay Auth. Rev. Participating VRDN Series
Merlots 00 B8, 3.01% (Liquidity Facility Wachovia Bank
NA) (c)(g)	$ 9,895,000	$ 9,895,000
New Jersey – 69.8%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire
Apts. Proj.) Series 2001, 3.02%, LOC Fannie Mae,
VRDN (c)(f)	6,000,000	6,000,000
Burlington County Board Commission Pooled Ln. Rev.
Participating VRDN Series ROC II R1023, 3.07% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	4,840,000	4,840,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.)
3%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	12,800,000	12,800,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev.
Participating VRDN Series MSTC 01 175, 3% (Liquidity
Facility Bear Stearns Companies, Inc.) (c)(g)	7,165,000	7,165,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series
Merlots 05 A3, 3.01% (Liquidity Facility Wachovia Bank
NA) (c)(g)	8,180,000	8,180,000
Chester Township Gen. Oblig. BAN 3.5% 3/30/06	5,714,000	5,728,680
Clark County School District Participating VRDN Series Clipper
05 33, 3.08% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (c)(g)	10,100,000	10,100,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
25, 3.08% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (c)(g)	6,700,000	6,700,000
East Brunswick Township Gen. Oblig. BAN:
3.25% 2/24/06	19,000,000	18,999,443
3.75% 5/12/06	3,000,000	3,012,037
East Windsor Township Gen. Oblig. BAN 4.3% 12/1/06 (b) .	8,993,996	9,077,460
Essex County Impt. Auth. Rev. Participating VRDN:
Series BS 216, 3% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(g)	10,675,000	10,675,000
Series MS 966 D, 3.06% (Liquidity Facility Morgan
Stanley) (c)(g)	11,555,000	11,555,000
Evesham Township Board of Ed. Participating VRDN
Series PT 2927, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	3,700,000	3,700,000
Florham Park Gen. Oblig. BAN 3.75% 5/12/06	6,174,000	6,197,155
Garden State Preservation Trust Open Space & Farmland
Preservation Participating VRDN Series PT 1916, 3.07%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,865,000	7,865,000
Haledon Gen. Oblig. BAN 3.75% 4/28/06	7,926,000	7,954,410
Holmdel Township Gen. Oblig. BAN 4.25% 11/22/06	8,114,500	8,181,878
Long Branch Gen. Oblig. BAN 3% 2/28/06	16,711,000	16,716,930

See accompanying notes which are an integral part of the financial statements.

Annual Report 36

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
Montclair Township Gen. Oblig. BAN 3.75% 5/25/06	$18,594,000	$ 18,685,815
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26,
3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g) .	1,800,000	1,800,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Encap Golf Hldgs. LLC Proj.) 3.05%, LOC Wachovia Bank
NA, VRDN (c)(f)	44,000,000	43,999,999
(Int’l. Processing Corp. Proj.) 3.1%, LOC Bank of America
NA, VRDN (c)(f)	400,000	400,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.
Participating VRDN:
Series MS 1202X, 3.08% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	3,200,000	3,200,000
Series MS 98 161, 3.09% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 04 18 Class A, 3.07% (Liquidity Facility
Citibank NA) (c)(g)	3,000,000	3,000,000
Series EGL 20040012 Class A, 3.07% (Liquidity Facility
Citibank NA) (c)(g)	9,000,000	9,000,000
Series FRRI 01 N10, 3.08% (Liquidity Facility Bank of New
York, New York) (c)(g)	7,150,000	7,150,000
Series MACN 05 H, 3.07% (Liquidity Facility Bank of
America NA) (c)(g)	3,030,000	3,030,000
Series Merlots 04 B14, 3.01% (Liquidity Facility Wachovia
Bank NA) (c)(g)	8,490,000	8,490,000
Series Merlots A41, 3.01% (Liquidity Facility Wachovia
Bank NA) (c)(g)	1,290,000	1,290,000
Series MS 1149, 3.06% (Liquidity Facility Morgan
Stanley) (c)(g)	2,050,000	2,050,000
Series MSTC 9057, 2.99% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(g)	6,990,000	6,990,000
Series MT 14, 3.07% (Liquidity Facility BNP Paribas
SA) (c)(g)	9,080,000	9,080,000
Series MT 34, 3.07% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	7,500,000	7,500,000
Series PA 1239, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	6,000,000	6,000,000
Series PA 1253, 3.07% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	8,610,000	8,610,000
Series Putters 502, 3.08% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(g)	10,765,000	10,765,000

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Fidelity New Jersey Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Econ. Dev. Auth. Rev.: – continued
Participating VRDN:
Series Putters 538, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	$ 3,055,000	$ 3,055,000
Series Putters 785Z, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	7,370,000	7,370,000
Series Putters 883T, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	10,805,000	10,805,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 3.11%, LOC
Wachovia Bank NA, VRDN (c)(f)	3,870,000	3,870,000
(Jewish Home Rockleigh Proj.) Series B, 3.06%, LOC PNC
Bank NA, Pittsburgh, VRDN (c)	5,830,000	5,830,000
(LPS Inds. Proj.) 3.11%, LOC Wachovia Bank NA,
VRDN (c)(f)	7,725,000	7,725,000
(Meriden Assisted Living at Shrewsbury Proj.) 3.05%, LOC
Fannie Mae, VRDN (c)(f)	5,250,000	5,250,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark
Container LLC Proj.) 3.01%, LOC Citibank NA, New York,
VRDN (c)(f)	30,300,000	30,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev.
(Marina Energy LLC Proj.) Series 2001 A, 2.98%, LOC
Wachovia Bank NA, VRDN (c)(f)	4,000,000	4,000,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PT 2071, 3.09% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)(g)	10,335,000	10,335,000
(United Wtr., Inc. Proj.) Series 1996 C, 3.08% (AMBAC
Insured), VRDN (c)(f)	2,135,000	2,135,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds Series 2005 A, 4% 9/1/06	3,000,000	3,023,965
Participating VRDN:
Series EGL 720050059, 3.07% (Liquidity Facility Citibank
NA) (c)(g)	3,810,000	3,810,000
Series PA 1325, 3.07% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	4,000,000	4,000,000
Series Putters 801, 3.08% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	2,780,000	2,780,000
Series ROC II R2191, 3.07% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	5,720,000	5,720,000
Series ROC II R295, 3.07% (Liquidity Facility Citibank
NA) (c)(g)	4,995,000	4,995,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series
Putters 585, 3.11% (Liquidity Facility JPMorgan Chase &
Co.) (c)(f)(g)	3,980,000	3,980,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	38

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Gen. Oblig. Participating VRDN:
Series EGL 03 5, 3.07% (Liquidity Facility Citibank NA, New
York) (c)(g)	$21,095,000	$ 21,095,000
Series FRRI L8, 3.13% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(g)	9,950,000	9,950,000
Series Macon 04 F, 3.07% (Liquidity Facility Bank of America
NA) (c)(g)	4,635,000	4,635,000
Series MS 1196, 3.07% (Liquidity Facility Morgan
Stanley) (c)(g)	5,000,000	5,000,000
Series PT 2509, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	18,435,000	18,435,000
New Jersey Health Care Facilities Fing. Auth. Participating
VRDN Series Putters 1063, 3.08% (Liquidity Facility
JPMorgan Chase Bank) (c)(g)	5,805,000	5,805,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating
VRDN:
Series MT 24, 3.07% (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)	7,095,000	7,095,000
Series MT 25, 3.07% (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)	3,460,000	3,460,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series 1999 V, 3.11% (Liquidity Facility Bank of America
NA) (c)(f)(g)	5,785,000	5,785,000
Series Merlots 00 A2, 3.06% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	1,055,000	1,055,000
Series PT 118, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	3,505,000	3,505,000
Series PT 1289, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	1,570,000	1,570,000
Series PT 287, 3.05% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	3,635,000	3,635,000
Series PT 456, 3.09% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	2,220,000	2,220,000
Series PT 635, 3.09% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)	2,070,000	2,070,000
(Single Family Hsg. Proj.):
Series 2005 O, 3.08% (Liquidity Facility Dexia Cr. Local de
France), VRDN (c)(f)	15,000,000	15,000,000
Series 2005 R, 3.01% (Liquidity Facility Dexia Cr. Local de
France), VRDN (c)(f)	28,610,000	28,610,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series AAB 00 6, 3.07% (Liquidity Facility ABN-AMRO Bank
NV) (c)(g)	29,240,000	29,240,000

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Fidelity New Jersey Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: -
continued
Series FRRI 02 L30J, 3.08% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(g)	$29,130,000	$ 29,130,000
Series IXIS 05 14, 3.07% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(g)	5,740,000	5,740,000
Series LB 05 K9, 3.09% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(g)	7,505,000	7,505,000
Series Merlots 00 EEE, 3.01% (Liquidity Facility Wachovia
Bank NA) (c)(g)	3,980,000	3,980,000
Series MS 995, 3.06% (Liquidity Facility Morgan
Stanley) (c)(g)	8,492,000	8,492,000
Series PA 613, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	2,000,000	2,000,000
Series PA 670, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	2,345,000	2,345,000
Series PT 2096, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	990,000	990,000
Series PT 2105, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,060,000	5,060,000
Series PT 2129, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	16,135,000	16,135,000
Series PT 2493, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	9,980,000	9,980,000
Series Putters 155, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	5,000,000	5,000,000
Series ROC II R323, 3.07% (Liquidity Facility Citibank
NA) (c)(g)	9,495,000	9,495,000
Series ROC II R4017, 3.07% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	11,200,000	11,200,000
Series ROC II R4032, 3.07% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	2,805,000	2,805,000
Series ROC II R428, 3.07% (Liquidity Facility Citibank
NA) (c)(g)	5,975,000	5,975,000
Series ROC II R6042, 3.07% (Liquidity Facility Citibank
NA) (c)(g)	4,785,000	4,785,000
Series TOC 05 K, 3.07% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	9,700,000	9,700,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 20030034 Class A, 3.07% (Liquidity Facility
Citibank NA, New York) (c)(g)	17,100,000	17,100,000
Series EGL 720050001 Class A, 3.08% (Liquidity Facility
Citibank NA) (c)(g)	13,500,000	13,500,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	40

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: -
continued
Series IXIS 05 6, 3.07% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(g)	$ 8,040,000	$ 8,040,000
Series MS 963D, 3.06% (Liquidity Facility Morgan
Stanley) (c)(g)	10,050,000	10,050,000
Series MS 967, 3.06% (Liquidity Facility Morgan
Stanley) (c)(g)	8,570,000	8,570,000
Series MS 98 54, 3.06% (Liquidity Facility Morgan
Stanley) (c)(g)	10,455,000	10,455,000
Series PA 958P, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	1,000,000	1,000,000
Series PT 1204, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	3,500,000	3,500,000
Series PT 1723, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,000,000	5,000,000
Series PT 2362A, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	2,380,000	2,380,000
Series PT 2363A, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	2,000,000	2,000,000
Series PT 2402, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	43,505,000	43,505,000
Series PT 2488, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	980,000	980,000
Series PT 2489, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	3,000,000	3,000,000
Series PT 2500, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	15,100,000	15,100,000
Series PT 2572, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	3,825,000	3,825,000
Series PT 2711, 3.07% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	5,995,000	5,995,000
Series Putters 1156T, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	3,000,000	3,000,000
Series Putters 1166, 3.08% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	2,000,000	2,000,000
Series Putters 503, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	2,695,000	2,695,000
Series Putters 725, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	19,960,000	19,960,000
Series Putters 818, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	21,580,000	21,580,000
Series Putters 820, 3.08% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	10,785,000	10,785,000

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Fidelity New Jersey Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: -
continued
Series ROC II R146, 3.07% (Liquidity Facility Citibank
NA) (c)(g)	$ 7,495,000	$ 7,495,000
Series ROC II R2103, 3.07% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	5,635,000	5,635,000
Series ROC II R447, 3.07% (Liquidity Facility Citibank
NA) (c)(g)	3,000,000	3,000,000
Series Stars 116, 3.07% (Liquidity Facility BNP Paribas
SA) (c)(g)	7,885,000	7,885,000
Series Stars 129, 3.07% (Liquidity Facility BNP Paribas
SA) (c)(g)	6,570,000	6,570,000
New Jersey Transit Corp. Ctfs. of Prtn. Participating VRDN
Series ROC II R3045, 3.07% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	2,670,000	2,670,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539,
3.07% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (c)(g)	2,185,000	2,185,000
North Brunswick Township Gen. Oblig. BAN 4% 8/22/06	6,700,000	6,746,067
North Caldwell Gen. Oblig. BAN 4.25% 9/6/06	5,383,927	5,431,013
Ridgefield Gen. Oblig. BAN 4% 10/20/06	8,306,000	8,368,698
Rutgers State Univ. Rev. Participating VRDN Series MS 971,
3.06% (Liquidity Facility Morgan Stanley) (c)(g)	3,000,000	3,000,000
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American
Cyanamid Co. Proj.) 3.5%, VRDN (c)	4,900,000	4,900,000
Tobacco Settlement Fing. Corp. Participating VRDN Series PA
1285, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,100,000	5,100,000
Trenton Gen. Oblig. BAN 4% 10/13/06	16,230,000	16,342,971
Union City Gen. Oblig. BAN 4% 5/17/06	6,943,500	6,974,316
		1,051,902,837

New Jersey/Pennsylvania – 4.6%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN:
Series Merlots 00 B4, 3.01% (Liquidity Facility Wachovia
Bank NA) (c)(g)	5,900,000	5,900,000
Series Merlots 00 K, 3.01% (Liquidity Facility Wachovia Bank
NA) (c)(g)	15,265,000	15,265,000
Series MS 00 396, 3.06% (Liquidity Facility Morgan
Stanley) (c)(g)	11,510,000	11,510,000
Series PA 606, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,995,000	7,995,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 42

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey/Pennsylvania – continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN: – continued
Series PA 611, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	$ 9,995,000	$ 9,995,000
Series PA 965R, 3.07% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,000,000	5,000,000
Series SG 53, 3.07% (Liquidity Facility Societe
Generale) (c)(g)	12,940,000	12,940,000
		68,605,000

New York & New Jersey – 14.0%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 01 701, 3.08% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	4,995,000	4,995,000
Series PA 1038R, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	4,995,000	4,995,000
Series PA 1171R, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	5,100,000	5,100,000
Series PA 1251, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	4,600,000	4,600,000
Series PA 1332, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	5,895,000	5,895,000
Series PT 1269, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	9,805,000	9,805,000
Series PT 2698, 3.09% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	7,745,000	7,745,000
Series PT 870, 3.09% (Liquidity Facility DEPFA BANK
PLC) (c)(f)(g)	1,800,000	1,800,000
Series PT 984, 3.07% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	7,870,000	7,870,000
Series Putters 153, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	2,000,000	2,000,000
Series Putters 177, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	7,000,000	7,000,000
Series ROC II R373, 3.08% (Liquidity Facility Citibank
NA) (c)(g)	5,640,000	5,640,000
Series ROC II R43, 3.12% (Liquidity Facility Citibank
NA) (c)(f)(g)	7,015,000	7,015,000
Series SG 96 52, 3.09% (Liquidity Facility Societe
Generale) (c)(f)(g)	19,465,000	19,465,000

See accompanying notes which are an integral part of the financial statements.

43		Annual Report

Fidelity New Jersey Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New York & New Jersey – continued
Port Auth. of New York & New Jersey: – continued
Series 1991 3, 3.12%, VRDN (c)(f)(h)	$ 9,800,000	$ 9,800,000
Series 1991, 3.12%, VRDN (c)(f)(h)	8,800,000	8,800,000
Series 1992, 3.09%, VRDN (c)(h)	6,800,000	6,800,000
Series 1995 4, 3.12%, VRDN (c)(f)(h)	10,500,000	10,500,000
Series 1995, 3.12%, VRDN (c)(f)(h)	9,400,000	9,400,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series MS 00 331, 3.08% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	18,830,000	18,830,000
Series MS 98 157, 3.08% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	3,160,000	3,160,000
Series Putters 192, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	21,695,000	21,695,000
Series Putters 278, 3.11% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	18,435,000	18,435,000
Series 1R, 3.01% (Liquidity Facility Bayerische Landesbank
Girozentrale), VRDN (c)(f)	10,000,000	10,000,000
		211,345,000

Puerto Rico 3.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 2.99% (Liquidity Facility Wachovia
Bank NA) (c)(g)	1,080,000	1,080,000
Series Merlots 03 A44, 2.99% (Liquidity Facility Wachovia
Bank NA) (c)(g)	7,970,000	7,970,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Participating VRDN Series LB 04 L28, 3.09% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (c)(g)	9,975,000	9,975,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN Series MACN 05 N, 3.07% (Liquidity
Facility Bank of America NA) (c)(g)	4,100,000	4,100,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN
Series Putters 147, 3.07% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	1,560,000	1,560,000
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	14,000,000	14,000,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN:
Series MS 787, 3.04% (Liquidity Facility Morgan Stanley) (c)(g)	6,000,000	6,000,000
Series MS 968, 3.04% (Liquidity Facility Morgan Stanley) (c)(g)	4,600,000	4,600,000
		49,285,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

44

Municipal Securities continued
	Shares	Value
		(Note 1)
Other – 2.3%
Fidelity Municipal Cash Central Fund, 3.08% (d)(e)	35,195,400	$ 35,195,400

TOTAL INVESTMENT PORTFOLIO 94.7%
(Cost $1,426,228,237)	1,426,228,237

NET OTHER ASSETS – 5.3%		80,448,541
NET ASSETS 100%	$ 1,506,676,778

Security Type Abbreviations
BAN	— BOND ANTICIPATION NOTE
CP	— COMMERCIAL PAPER
VRDN	— VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,000,000 or
0.9% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(f) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(g) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Fidelity New Jersey Municipal Money Market Fund
Investments continued

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $45,300,000
or 3.0% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost
Port Auth. of New
York & New Jersey:
Series 1991 3,
3.12%, VRDN	12/3/03	$9,800,000
Series 1991,
3.12%, VRDN	6/18/91	$8,800,000
Series 1992,
3.09%, VRDN	2/14/92	$6,800,000
Series 1995 4,
3.12%, VRDN	8/9/02	$10,500,000
Series 1995,
3.12%, VRDN	9/15/95	$9,400,000

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Municipal Cash Central Fund	$188,316

See accompanying notes which are an integral part of the financial statements.

Annual Report 46

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities
		November 30, 2005

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $1,391,032,837)	$1,391,032,837
Affiliated Central Funds (cost $35,195,400)	35,195,400
Total Investments (cost $1,426,228,237)		$1,426,228,237
Cash		66,272,612
Receivable for investments sold on a delayed delivery
basis		9,500,000
Receivable for fund shares sold		12,146,987
Interest receivable		12,910,908
Prepaid expenses		7,979
Other receivables		172,168
Total assets		1,527,238,891

Liabilities
Payable for investments purchased on a delayed delivery
basis	$9,077,460
Payable for fund shares redeemed	10,773,191
Distributions payable	38,906
Accrued management fee	464,000
Other affiliated payables	172,503
Other payables and accrued expenses	36,053
Total liabilities		20,562,113

Net Assets		$ 1,506,676,778
Net Assets consist of:
Paid in capital		$1,506,643,360
Undistributed net investment income		33,418
Net Assets, for 1,505,590,638 shares outstanding		$ 1,506,676,778
Net Asset Value, offering price and redemption price per
share ($1,506,676,778 ÷ 1,505,590,638 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements continued

Statement of Operations
	Year ended November 30, 2005

Investment Income
Interest		$32,971,201
Income from affiliated Central Funds		188,316
Total income		33,159,517

Expenses
Management fee	$5,490,416
Transfer agent fees	1,884,835
Accounting fees and expenses	147,727
Independent trustees’ compensation	6,736
Custodian fees and expenses	23,052
Registration fees	32,711
Audit	41,389
Legal	7,328
Miscellaneous	9,424
Total expenses before reductions	7,643,618
Expense reductions	(1,291,518)	6,352,100

Net investment income		26,807,417
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		134,179
Net increase in net assets resulting from operations		$26,941,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

48

Statement of Changes in Net Assets
	Year ended	Year ended
	November 30,	November 30,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 26,807,417	$ 9,270,975
Net realized gain (loss)	134,179	443,798
Net increase in net assets resulting
from operations	26,941,596	9,714,773
Distributions to shareholders from net investment income .	(26,812,288)	(9,269,713)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	4,172,438,591	3,429,878,413
Reinvestment of distributions	26,498,785	9,177,801
Cost of shares redeemed	(4,116,268,457)	(3,259,472,810)
Net increase (decrease) in net assets and shares
resulting from share transactions	82,668,919	179,583,404
Total increase (decrease) in net assets	82,798,227	180,028,464

Net Assets
Beginning of period	1,423,878,551	1,243,850,087
End of period (including undistributed net investment
income of $33,418 and undistributed net investment
income of $3,697, respectively)	$ 1,506,676,778	$ 1,423,878,551

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Financial Highlights

Years ended November 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	018	.007	.006	.010	.025
Net realized and unreal-
ized gain (loss)C	—	—	—	—	—
Total from investment
operations	018	.007	.006	.010	.025
Distributions from net
investment income	(.018)	(.007)	(.006)	(.010)	(.025)
Distributions from net realized
gain	—	—	—C	—	—
Total distributions	(.018)	(.007)	(.006)	(.010)	(.025)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	1.84%	.68%	.64%	1.05%	2.55%
Ratios to Average Net AssetsB
Expenses before reductions	.52%	.53%	.52%	.52%	.53%
Expenses net of fee
waivers, if any	52%	.53%	.52%	.52%	.53%
Expenses net of all
reductions	43%	.51%	.50%	.48%	.48%
Net investment income	1.82%	.68%	.61%	1.04%	2.49%
Supplemental Data
Net assets, end of period
(000 omitted)	$1,506,677	$1,423,879	$1,243,850	$1,242,248	$1,118,731

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report 50

Notes to Financial Statements

For the period ended November 30, 2005

1. Significant Accounting Policies.

Fidelity New Jersey Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey AMT Tax Free Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. On July 21, 2005, the Board of Trustees approved a change in the names of Spartan New Jersey Municipal Income Fund and Spartan New Jersey Municipal Money Market Fund to Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey AMT Tax Free Money Market Fund effective August 15, 2005. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The income fund is a non diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New Jersey. Certain funds may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

51 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Security Valuation continued

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market funds are valued at amortized cost which approxi mates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

52

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity New Jersey
Municipal Income Fund	$541,397,480	$16,011,260	$(2,702,260)	$13,309,000
Fidelity NJ AMT Tax Free
Money Market Fund	751,605,914	—	—	—
Fidelity New Jersey
Municipal Money Market
Fund	1,426,228,237	—	—	—

		Undistributed	Undistributed
		Ordinary	Long-term	Capital Loss
		Income	Capital Gain	Carryforward
Fidelity New Jersey Municipal
Income Fund		$—	$6,896,655	$—
Fidelity NJ AMT Tax Free
Money Market Fund		18,465	13,418	—
Fidelity New Jersey Municipal
Money Market Fund		35,337	—	—

The tax character of distributions paid was as follows:

	Tax-exempt	Ordinary	Long-term
November 30, 2005	Income	Income	Capital Gains	Total
Fidelity New Jersey
Municipal Income Fund	$21,774,493	$—	$4,916,800	$26,691,293
Fidelity NJ AMT Tax Free
Money Market Fund	14,369,544	—	136,555	14,506,099
Fidelity New Jersey
Municipal Money Market
Fund	26,812,288	—	—	26,812,288

	Tax-exempt	Ordinary	Long-term
November 30, 2004	Income	Income	Capital Gains	Total
Fidelity New Jersey
Municipal Income Fund	$21,618,856	$—	$6,439,707	$28,058,563
Fidelity NJ AMT Tax Free
Money Market Fund	5,194,259	—	—	5,194,259
Fidelity New Jersey
Municipal Money Market
Fund	9,232,177	—	37,536	9,269,713

53 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter parties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Annual Report

54

2. Operating Policies continued

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $230,352,228 and $198,124,099, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund’s annual management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual	Group
	Rate	Rate	Total
Fidelity New Jersey Municipal Income Fund	25%	.12%	.37%
Fidelity New Jersey Municipal Money Market Fund	25%	.12%	.37%

FMR and its affiliates provide Fidelity New Jersey AMT Tax Free Money Market Fund with investment management related services for which the fund pays a monthly man agement fee that is based on an annual rate of .43% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

55 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New Jersey Municipal Money Market Fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds’ transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset based fees that vary accord ing to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	07%
Fidelity New Jersey Municipal Money Market Fund	13%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser

Fidelity New Jersey AMT Tax Free Money
Market Fund	35%	$578,329

In addition, through an arrangement with Fidelity New Jersey AMT Tax Free Money Market Fund’s custodian and transfer agent, $491,327 of credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee.

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56

6. Expense Reductions - continued

Through arrangements with the income fund’s and Fidelity New Jersey Municipal Money Market Fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

		Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction
Fidelity New Jersey Municipal
Income Fund	$8,847	$249,768	$7,854
Fidelity New Jersey Municipal
Money Market Fund	23,052	1,243,808	24,658

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

57 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Fidelity New Jersey Municipal Income Fund (formerly Spartan New Jersey Municipal Income Fund), Fidelity New Jersey AMT Tax Free Money Market Fund (formerly Spartan New Jersey Municipal Money Market Fund) and Fidelity New Jersey Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Jersey Municipal Income Fund (formerly Spartan New Jersey Municipal Income Fund) (a fund of Fidelity Court Street Trust) and Fidelity New Jersey AMT Tax Free Money Market Fund (formerly Spartan New Jersey Municipal Money Market Fund) and Fidelity New Jersey Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Court Street Trust’s and Fidelity Court Street Trust II’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reason able basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts January 17, 2006

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58

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Indepen dent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1977 or 1991

Trustee of Fidelity Court Street Trust (1977) and Fidelity Court Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Execu tive Committee of FMR; Chairman and a Director of Fidelity Manage ment & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

59 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of New Jersey Municipal Income (2005 present), New Jersey Money Market (2005 present) and New Jersey AMT Tax Free Money Market (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and man agement positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

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60

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). Dur ing his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

61 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Penn sylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (tele communications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

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62

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

63 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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64

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of New Jersey Municipal Income, New Jersey Money Market, and New Jersey AMT Tax Free Money Market. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of New Jersey Money Market and New Jersey AMT Tax Free Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Alloca tion Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Divi sion. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

65 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation David L. Murphy (57)

Year of Election or Appointment: 2002 or 2005

Vice President of New Jersey Municipal Income (2002), New Jersey Money Market (2005), and New Jersey AMT Tax Free Money Mar ket(2005). Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Invest ments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of New Jersey Muni Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a port folio manager in the Bond Group (1997 2004).

Mark Sommer (45)

Year of Election or Appointment: 2004

Vice President of New Jersey Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer managed a variety of Fidelity funds.

Michael Widrig (42)

Year of Election or Appointment: 2004

Vice President of New Jersey Municipal Money Market and New Jersey AMT Tax Free Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibi lities, Mr. Widrig worked as an analyst and manager.

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66

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of New Jersey Municipal Income, New Jersey Municipal Money Market, and New Jersey AMT Tax Free Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of New Jersey Municipal Income, New Jersey Municipal Money Market, and New Jersey AMT Tax Free Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of New Jersey Municipal Income, New Jersey Municipal Money Market, and New Jersey AMT Tax Free Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at Pricewaterhouse Coopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of New Jersey Municipal Income, New Jersey Municipal Money Market, and New Jersey AMT Tax Free Money Mar ket. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

67 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of New Jersey Municipal Income, New Jersey Municipal Money Market, and New Jersey AMT Tax Free Money Mar ket. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice Pres ident and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of New Jersey Municipal Income, New Jersey Munici pal Money Market, and New Jersey AMT Tax Free Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of New Jersey Municipal Income, New Jersey Munici pal Money Market, and New Jersey AMT Tax Free Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of New Jersey Municipal Income, New Jersey Munici pal Money Market, and New Jersey AMT Tax Free Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

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Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of New Jersey Municipal Income, New Jersey Munici pal Money Market, and New Jersey AMT Tax Free Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before join ing Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of New Jersey Municipal Income, New Jersey Munic ipal Money Market, and New Jersey AMT Tax Free Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1988 or 1990

Assistant Treasurer of New Jersey Municipal Income (1988), New Jersey Municipal Money Market (1988), and New Jersey AMT Tax Free Money Market (1990). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of New Jersey Municipal Income, New Jersey Munic ipal Money Market, and New Jersey AMT Tax Free Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of New Jersey Municipal Income, New Jersey Munic ipal Money Market, and New Jersey AMT Tax Free Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

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Trustees and Officers - continued

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of New Jersey Municipal Income, New Jersey Munic ipal Money Market, and New Jersey AMT Tax Free Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of New Jersey Municipal Income, New Jersey Munic ipal Money Market, and New Jersey AMT Tax Free Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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70

Distributions

The Board of Trustees of the income fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Pay Date	Record Date	Capital Gains
12/19/05	12/16/05	$0.12
01/09/06	01/06/06	$0.025

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subse quently determined to be different, the net capital gain of such year, and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously desig nated as capital gain dividends with respect to such year.

Fund	2005	2004
Fidelity New Jersey Municipal Income Fund	$7,467,081	$4,841,184
Fidelity New Jersey AMT Tax Free Money Market Fund	$26,566	$126,424
Fidelity New Jersey Municipal Money Market Fund	$134,179	—

During fiscal year ended 2005, 100% of each fund’s income dividends were free from federal income tax, and 13.06%, 1.45% and 29.62% of Fidelity New Jersey Municipal Income Fund’s, Fidelity New Jersey AMT Tax-Free Money Market Fund’s, and Fidelity New Jersey Municipal Money Market Fund’s, respectively, income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

71 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey Municipal Income Fund (formerly Spartan New Jersey Municipal Income Fund) / Fidelity New Jersey AMT Tax Free Money Market Fund (formerly Spartan New Jersey Municipal Money Market Fund) / Fidelity New Jersey Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its sharehold ers by Fidelity (including the investment performance of each fund); (2) the competi tiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and indepen dent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund

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have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s sharehold ers, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and Management Fees continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds,(iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a broad based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”) (bond fund only), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

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The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark over time.

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

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Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %”

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represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 24% would mean that 76% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Spartan New Jersey Municipal Money Market Fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (including transfer agent fees, pricing and book keeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

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Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each of Spartan New Jersey Municipal Income Fund’s and Fidelity New Jersey Municipal Money Market Fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and

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78

bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Spartan New Jersey Municipal Money Market Fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also noted the effects of any waivers and reim bursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business,

79 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Spartan New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in a fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that Spartan New Jersey Municipal Income Fund’s and Fidelity New Jersey Municipal Money Market Fund’s management contracts incorporate a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s manage ment decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regard less of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

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Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

81 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 82

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

83 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 84

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

85 Annual Report

85

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

NJN-UANN-0106 1.786715.102

Item 2. Code of Ethics

As of the end of the period, November 30, 2005, Fidelity Court Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Connecticut Municipal Income Fund, Fidelity Florida Municipal Income Fund and Fidelity New Jersey Municipal Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Connecticut Municipal Income Fund	$41,000	$38,000
Fidelity Florida Municipal Income Fund	$41,000	$39,000
Fidelity New Jersey Municipal Income Fund	$37,000	$39,000
All funds in the Fidelity Group of Funds audited by PwC	$12,100,000	$10,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2005 and November 30, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Fidelity Connecticut Municipal Income Fund	$0	$0
Fidelity Florida Municipal Income Fund	$0	$0
Fidelity New Jersey Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity Connecticut Municipal Income Fund	$2,500	$2,400
Fidelity Florida Municipal Income Fund	$2,500	$2,400
Fidelity New Jersey Municipal Income Fund	$2,500	$2,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity Connecticut Municipal Income Fund	$1,700	$1,600
Fidelity Florida Municipal Income Fund	$1,800	$1,700
Fidelity New Jersey Municipal Income Fund	$1,800	$1,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$170,000	$540,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate fees billed by PwC of $3,650,000A and $2,700,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$150,000	$550,000
Non-Covered Services	$3,500,000	$2,150,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	January 20, 2006